ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks (98.86%)
Advertising & Marketing (0.03%)
Interpublic Group of Cos. Inc., The	115,900	$ 2,837,232
Aerospace & Defense (0.24%)
Axon Enterprise Inc.(a)	5,600	4,636,464
General Electric Co.	6,400	1,647,296
Lockheed Martin Corp.	27,700	12,828,978
		19,112,738
Apparel & Textile Products (0.21%)
Tapestry Inc.	196,300	17,237,103
VF Corp.	100	1,175
		17,238,278
Asset Management (0.53%)
Ameriprise Financial Inc.	21,800	11,635,314
Blackstone Inc.	100	14,958
Charles Schwab Corp., The	100	9,124
Franklin Resources Inc.	100	2,385
Invesco Ltd.	944,800	14,899,496
Janus Henderson Group PLC	419,700	16,301,148
KKR & Co. Inc.	100	13,303
		42,875,728
Automotive (0.86%)
Tesla Inc.(a)	220,800	70,139,328
Banking (2.56%)
Bank of America Corp.	122,800	5,810,896
Citigroup Inc.	163,500	13,917,120
Citizens Financial Group Inc.	100	4,475
Comerica Inc.	100	5,965
Cullen/Frost Bankers Inc.	101,500	13,046,810
Fifth Third Bancorp	12,000	493,560
Huntington Bancshares Inc.	100	1,676
JPMorgan Chase & Co.	170,900	49,545,619
KeyCorp	103,600	1,804,712
M&T Bank Corp.	62,000	12,027,380
Prosperity Bancshares Inc.	30,200	2,121,248
Regions Financial Corp.	100	2,352
Truist Financial Corp.	100	4,299
US Bancorp	100	4,525
Wells Fargo & Co.	1,359,500	108,923,140
Zions Bancorp NA	100	5,194
		207,718,971
Beverages (1.14%)
Coca-Cola Co., The	745,000	52,708,750
PepsiCo Inc.	301,000	39,744,040
		92,452,790
Biotechnology & Pharmaceuticals (10.92%)
AbbVie Inc.	612,600	113,710,812
Amgen Inc.	102,085	28,503,153
Bristol-Myers Squibb Co.	3,600	166,644
Eli Lilly & Co.	243,100	189,503,743
Gilead Sciences Inc.	170,200	18,870,074
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Johnson & Johnson	2,303,620	$ 351,877,955
Merck & Co. Inc.	168,750	13,358,250
Pfizer Inc.	2,400,732	58,193,744
Zoetis Inc.	721,496	112,517,301
		886,701,676
Cable & Satellite (0.01%)
Comcast Corp., Class A	18,500	660,265
Chemicals (3.25%)
Air Products and Chemicals Inc.	724,900	204,465,294
Avery Dennison Corp.	61,100	10,721,217
Ecolab Inc.	29,700	8,002,368
International Flavors & Fragrances Inc.	524,541	38,579,991
Linde PLC	5,100	2,392,818
		264,161,688
Commercial Support Services (1.20%)
Automatic Data Processing Inc.	109,900	33,893,160
Cintas Corp.	79,300	17,673,591
H&R Block Inc.	639,300	35,091,177
Paychex Inc.	74,900	10,894,954
		97,552,882
Computers (0.01%)
Super Micro Computer Inc.(a)	20,000	980,200
Construction Materials (2.74%)
Vulcan Materials Co.	853,700	222,662,034
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	7,100	1,341,900
Containers & Packaging (0.84%)
AptarGroup Inc.	425,797	66,607,425
Packaging Corp of America	8,700	1,639,515
		68,246,940
Diversified Industrials (2.37%)
3M Co.	91,900	13,990,856
Emerson Electric Co.	126,400	16,852,912
Illinois Tool Works Inc.	652,300	161,281,175
		192,124,943
E-Commerce Discretionary (2.22%)
Amazon.com Inc.(a)	811,900	178,122,741
eBay Inc.	26,300	1,958,298
Etsy Inc.(a)	100	5,016
		180,086,055
Electric Utilities (1.33%)
AES Corp., The	713,600	7,507,072
Brookfield Renewable Corp.	504,800	16,547,344
Clearway Energy Inc., Class C	517,100	16,547,200
Consolidated Edison Inc.	126,200	12,664,170
Constellation Energy Corp.	3,400	1,097,384

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Duke Energy Corp.	82,800	$ 9,770,400
Evergy Inc.	79,400	5,473,042
NRG Energy Inc.	15,300	2,456,874
OGE Energy Corp.	287,800	12,772,564
Public Service Enterprise Group Inc.	24,100	2,028,738
Southern Co., The	156,800	14,398,944
Vistra Corp.	32,900	6,376,349
		107,640,081
Electrical Equipment (0.54%)
AMETEK Inc.	7,400	1,339,104
GE Vernova Inc.	52,900	27,992,035
Generac Holdings Inc.(a)	100	14,321
Rockwell Automation Inc.	1,000	332,170
Vertiv Holdings Co., Class A	109,100	14,009,531
		43,687,161
Entertainment Content (4.27%)
Electronic Arts Inc.	4,000	638,800
Netflix Inc.(a)	68,200	91,328,666
Paramount Global, Class B	100	1,290
Take-Two Interactive Software Inc.(a)	2,500	607,125
Walt Disney Co., The	2,049,740	254,188,257
Warner Bros Discovery Inc.(a)	100	1,146
		346,765,284
Food (1.05%)
General Mills Inc.	83,000	4,300,230
Ingredion Inc.	74,200	10,063,004
Kellanova	70,300	5,590,959
McCormick & Co. Inc.	856,600	64,947,412
WK Kellogg Co.	11,250	179,325
		85,080,930
Gas & Water Utilities (0.40%)
National Fuel Gas Co.	151,100	12,799,681
UGI Corp.	549,500	20,012,790
		32,812,471
Health Care Facilities & Services (0.65%)
Cardinal Health Inc.	59,900	10,063,200
Cencora Inc.	6,100	1,829,085
Chemed Corp.	20,000	9,738,600
Cigna Group, The	3,400	1,123,972
Encompass Health Corp.	24,900	3,053,487
McKesson Corp.	20,000	14,655,600
Medpace Holdings Inc.(a)	38,200	11,989,452
		52,453,396
Home & Office Products (0.92%)
HNI Corp.	1,387,200	68,222,496
Scotts Miracle-Gro Co., The	100,000	6,596,000
		74,818,496
	Shares	Value
Common Stocks (Cont.)
Household Products (2.10%)
Colgate-Palmolive Co.	367,600	$ 33,414,840
Kenvue Inc.	1,427,196	29,871,212
Procter & Gamble Co., The	674,755	107,501,967
		170,788,019
Institutional Financial Services (0.53%)
Cboe Global Markets Inc.	8,900	2,075,569
CME Group Inc.	25,700	7,083,434
Coinbase Global Inc., Class A(a)	1,500	525,735
Goldman Sachs Group Inc., The	4,100	2,901,775
Intercontinental Exchange Inc.	49,900	9,155,153
Jefferies Financial Group Inc.	86,700	4,741,623
Morgan Stanley	7,200	1,014,192
Northern Trust Corp.	20,600	2,611,874
Virtu Financial Inc., Class A, Class A	287,000	12,854,730
		42,964,085
Insurance (1.02%)
Allstate Corp., The	24,500	4,932,095
Assurant Inc.	65,200	12,876,348
Berkshire Hathaway Inc., Class B(a)	10,100	4,906,277
CNA Financial Corp.	52,400	2,438,172
Equitable Holdings Inc.	245,800	13,789,380
Hartford Insurance Group Inc., The	54,400	6,901,728
Lincoln National Corp.	193,200	6,684,720
Loews Corp.	55,400	5,077,964
Old Republic International Corp.	270,400	10,394,176
Willis Towers Watson PLC	47,200	14,466,800
		82,467,660
Internet Media & Services (5.62%)
Airbnb Inc., Class A(a)	100	13,234
Alphabet Inc., Class A	1,473,100	259,604,413
Alphabet Inc., Class C	118,420	21,006,524
Booking Holdings Inc.	400	2,315,696
Expedia Group Inc.	3,300	556,644
GoDaddy Inc., Class A(a)	100	18,006
Match Group Inc.	7,900	244,031
Meta Platforms Inc., Class A	213,070	157,264,836
Uber Technologies Inc.(a)	20,400	1,903,320
VeriSign Inc.	46,700	13,486,960
		456,413,664
IT Services (0.36%)
Accenture PLC, Class A	6,900	2,062,341
Amdocs Ltd.	113,900	10,392,236
DXC Technology Co.(a)	100	1,529
Gartner Inc.(a)	4,300	1,738,146
International Business Machines Corp.	49,000	14,444,220
Science Applications International Corp.	7,500	844,575
		29,483,047

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (0.76%)
Caesars Entertainment Inc.(a)	100	$ 2,839
Carnival Corp.(a)	111,600	3,138,192
Chipotle Mexican Grill Inc.(a)	100	5,615
Domino's Pizza Inc.	20,700	9,327,420
Las Vegas Sands Corp.	100	4,351
McDonald's Corp.	87,300	25,506,441
MGM Resorts International(a)	100	3,439
Norwegian Cruise Line Holdings Ltd.(a)	100	2,028
Royal Caribbean Cruises Ltd.	40,800	12,776,112
TKO Group Holdings Inc.	39,900	7,259,805
Wingstop Inc.	6,000	2,020,440
Wynn Resorts Ltd.	100	9,367
Yum! Brands Inc.	10,500	1,555,890
		61,611,939
Machinery (4.34%)
Caterpillar Inc.	892,321	346,407,935
MSA Safety Inc.	20,600	3,451,118
Snap-on Inc.	9,000	2,800,620
		352,659,673
Medical Equipment & Devices (1.57%)
Abbott Laboratories	399,800	54,376,798
Agilent Technologies Inc.	548,071	64,677,858
Dexcom Inc.(a)	100	8,729
Insulet Corp.(a)	100	31,418
ResMed Inc.	19,900	5,134,200
Solventum Corp.(a)	23,075	1,750,008
STERIS PLC	3,700	888,814
Thermo Fisher Scientific Inc.	1,600	648,736
		127,516,561
Metals & Mining (0.53%)
Rio Tinto PLC Sponsored ADR	479,900	27,992,567
Royal Gold Inc.	85,000	15,116,400
		43,108,967
Oil & Gas Supply Chain (2.57%)
Antero Midstream Corp.	303,600	5,753,220
APA Corp.	100	1,829
Cheniere Energy Inc.	20,300	4,943,456
Chevron Corp.	930,800	133,281,252
Civitas Resources Inc.	498,700	13,724,224
ConocoPhillips	26,673	2,393,635
Devon Energy Corp.	100	3,181
Diamondback Energy Inc.	24,200	3,325,080
EOG Resources Inc.	124,600	14,903,406
EQT Corp.	100	5,832
Exxon Mobil Corp.	67,800	7,308,840
Murphy USA Inc.	2,200	894,960
Occidental Petroleum Corp.	112,300	4,717,723
Targa Resources Corp.	31,500	5,483,520
Texas Pacific Land Corp.	10,900	11,514,651
		208,254,809
	Shares	Value
Common Stocks (Cont.)
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	$ 3,834
Publishing & Broadcasting (0.12%)
Nexstar Media Group Inc.	58,500	10,117,575
Real Estate Investment Trusts (1.48%)
Alexandria Real Estate Equities Inc.	100	7,263
American Tower Corp.	1,500	331,530
AvalonBay Communities Inc.	57,400	11,680,900
CubeSmart	295,500	12,558,750
Essex Property Trust Inc.	32,300	9,153,820
Highwoods Properties Inc.	309,200	9,613,028
Host Hotels & Resorts Inc.	306,300	4,704,768
Iron Mountain Inc.	129,500	13,282,815
Kilroy Realty Corp.	296,300	10,166,053
Lamar Advertising Co., Class A	63,700	7,730,632
Mid-America Apartment Communities Inc.	64,700	9,576,247
Prologis Inc.	2,700	283,824
Public Storage	37,300	10,944,566
Simon Property Group Inc.	125,900	20,239,684
		120,273,880
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	14,012
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	3,965
Retail - Consumer Staples (3.92%)
Costco Wholesale Corp.	30,100	29,797,194
Walmart Inc.	2,945,900	288,050,102
		317,847,296
Retail - Discretionary (0.77%)
AutoZone Inc.(a)	4,600	17,076,258
Bath & Body Works Inc.	119,800	3,589,208
Best Buy Co. Inc.	10,700	718,291
Dick's Sporting Goods Inc.	7,400	1,463,794
Lowe's Cos. Inc.	13,500	2,995,245
O'Reilly Automotive Inc.(a)	163,500	14,736,255
TJX Cos. Inc., The	9,700	1,197,853
Williams-Sonoma Inc.	126,300	20,633,631
		62,410,535
Semiconductors (11.89%)
Advanced Micro Devices Inc.(a)	3,600	510,840
Analog Devices Inc.	30,700	7,307,214
Applied Materials Inc.	6,300	1,153,341
ASML Holding NV NY Reg. Shares	205,333	164,551,813
Broadcom Inc.	446,100	122,967,465
Intel Corp.	100	2,240
KLA Corp.	52,900	47,384,646
Lam Research Corp.	146,000	14,211,640
Micron Technology Inc.	100	12,325
NVIDIA Corp.	3,661,600	578,496,184
QUALCOMM Inc.	47,900	7,628,554

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Skyworks Solutions Inc.	198,900	$ 14,822,028
Texas Instruments Inc.	31,726	6,586,952
		965,635,242
Software (6.74%)
Adobe Inc.(a)	5,916	2,288,782
ANSYS Inc.(a)	27,400	9,623,428
Bentley Systems Inc., Class B	73,100	3,945,207
Crowdstrike Holdings Inc., Class A(a)	23,700	12,070,647
Dayforce Inc.(a)	100	5,539
Fortinet Inc.(a)	65,000	6,871,800
Gen Digital Inc.	14,000	411,600
Intuit Inc.	45,800	36,073,454
Microsoft Corp.	856,769	426,165,468
Oracle Corp.	1,300	284,219
Palantir Technologies Inc., Class A(a)	206,100	28,095,552
Palo Alto Networks Inc.(a)	2,400	491,136
Paycom Software Inc.	21,600	4,998,240
PTC Inc.(a)	100	17,234
Salesforce Inc.	7,800	2,126,982
ServiceNow Inc.(a)	500	514,040
Tyler Technologies Inc.(a)	22,400	13,279,616
		547,262,944
Specialty Finance (1.61%)
AGNC Investment Corp.	847,900	7,792,201
Ally Financial Inc.	6,500	253,175
Broadridge Financial Solutions Inc.	1,700	413,151
Fair Isaac Corp.(a)	300	548,388
Fidelity National Information Services Inc.	91,700	7,465,297
Fiserv Inc.(a)	15,900	2,741,319
Global Payments Inc.	100	8,004
Jack Henry & Associates Inc.	9,300	1,675,581
Mastercard Inc., Class A	1,864	1,047,456
MGIC Investment Corp.	400,700	11,155,488
MSCI Inc.	6,300	3,633,462
OneMain Holdings Inc.	350,000	19,950,000
PayPal Holdings Inc.(a)	100	7,432
Rithm Capital Corp.	652,400	7,365,596
Starwood Property Trust Inc.	820,500	16,467,435
UWM Holdings Corp.	131,119	542,833
Verisk Analytics Inc.	49,700	15,481,550
Visa Inc., Class A	95,112	33,769,515
		130,317,883
Steel (0.57%)
Nucor Corp.	357,700	46,336,458
Technology Hardware (10.46%)
Apple Inc.	3,784,668	776,500,334
Cisco Systems Inc.	153,700	10,663,706
Corning Inc.	859,400	45,195,846
Dell Technologies Inc., Class C	100	12,260
F5 Inc.(a)	3,500	1,030,120
HP Inc.	8,800	215,248
	Shares	Value
Common Stocks (Cont.)
Technology Hardware (Cont.)
Motorola Solutions Inc.	5,400	$ 2,270,484
Teledyne Technologies Inc.(a)	26,100	13,371,291
		849,259,289
Telecommunications (0.82%)
AT&T Inc.	1,113,700	32,230,478
T-Mobile US Inc.	66,400	15,820,464
Verizon Communications Inc.	421,800	18,251,286
		66,302,228
Tobacco & Cannabis (0.68%)
Altria Group Inc.	451,800	26,489,034
Philip Morris International Inc.	155,500	28,321,215
		54,810,249
Transportation & Logistics (0.33%)
American Airlines Group Inc.(a)	100	1,122
Delta Air Lines Inc.	100	4,918
Expeditors International of Washington Inc.	114,000	13,024,500
Landstar System Inc.	20,000	2,780,400
Ryder System Inc.	31,000	4,929,000
Union Pacific Corp.	25,200	5,798,016
United Airlines Holdings Inc.(a)	100	7,963
		26,545,919
Wholesale - Consumer Staples (1.76%)
Archer-Daniels-Midland Co.	2,709,954	143,031,372
Total Common Stocks (cost $2,151,424,634)		8,025,592,572

	Principal amount	Value
U.S. Treasury Obligations (0.04%)
U.S. Treasury Bill 4.134%, 11/28/2025(b),(c)	$ 3,747,000	3,682,583
Total U.S. Treasury Obligations (cost $3,682,462)		3,682,583

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

	Shares	Value
Short-term Investments (1.06%)
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(d)	86,253,213	$ 86,253,213
Total Short-term Investments (cost $86,253,212)		86,253,213
TOTAL INVESTMENTS (99.96%) (cost $2,241,360,308)		8,115,528,368
OTHER ASSETS, NET OF LIABILITIES (0.04%)		2,914,727
NET ASSETS (100.00%)		$8,118,443,095

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
At June 30, 2025, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	192	9/19/2025	USD	60,036,000	$1,136,135

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
Common Stocks (69.85%)
Aerospace & Defense (0.18%)
Axon Enterprise Inc.(a)	2,000	$ 1,655,880
General Electric Co.	1,600	411,824
Lockheed Martin Corp.	5,200	2,408,328
		4,476,032
Apparel & Textile Products (0.24%)
Tapestry Inc.	67,400	5,918,394
Asset Management (0.25%)
Ameriprise Financial Inc.	4,800	2,561,904
Blue Owl Capital Inc.	29,900	574,379
Charles Schwab Corp., The	100	9,124
Invesco Ltd.	128,100	2,020,137
Janus Henderson Group PLC	24,900	967,116
KKR & Co. Inc.	100	13,303
		6,145,963
Automotive (0.55%)
Tesla Inc.(a)	42,300	13,437,018
Banking (1.93%)
Bank of America Corp.	19,700	932,204
Citigroup Inc.	6,400	544,768
Comerica Inc.	19,800	1,181,070
Cullen/Frost Bankers Inc.	18,700	2,403,698
JPMorgan Chase & Co.	28,000	8,117,480
M&T Bank Corp.	19,000	3,685,810
Wells Fargo & Co.	381,900	30,597,828
		47,462,858
Beverages (0.67%)
Coca-Cola Co., The	147,257	10,418,433
PepsiCo Inc.	46,400	6,126,656
		16,545,089
Biotechnology & Pharmaceuticals (8.61%)
AbbVie Inc.	64,800	12,028,176
Amgen Inc.	51,750	14,449,117
Bristol-Myers Squibb Co.	4,600	212,934
Eli Lilly & Co.	84,300	65,714,379
Gilead Sciences Inc.	36,400	4,035,668
Johnson & Johnson	391,909	59,864,100
Merck & Co. Inc.	40,100	3,174,316
Moderna Inc.(a)	100	2,759
Pfizer Inc.	678,740	16,452,658
Vertex Pharmaceuticals Inc.(a)	300	133,560
Zoetis Inc.	229,595	35,805,340
		211,873,007
Cable & Satellite (0.01%)
Comcast Corp., Class A	7,500	267,675
Chemicals (2.78%)
Air Products and Chemicals Inc.	195,500	55,142,730
Avery Dennison Corp.	13,000	2,281,110
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Ecolab Inc.	8,000	$ 2,155,520
International Flavors & Fragrances Inc.	119,888	8,817,762
		68,397,122
Commercial Support Services (0.76%)
Automatic Data Processing Inc.	38,600	11,904,240
Cintas Corp.	16,400	3,655,068
H&R Block Inc.	18,500	1,015,465
Paychex Inc.	15,000	2,181,900
		18,756,673
Computers (0.01%)
Sandisk Corp.(a)	33	1,497
Super Micro Computer Inc.(a)	4,500	220,545
		222,042
Construction Materials (1.13%)
Vulcan Materials Co.	106,400	27,751,248
Consumer Services (0.02%)
Grand Canyon Education Inc.(a)	2,900	548,100
Containers & Packaging (0.63%)
AptarGroup Inc.	97,500	15,251,925
Packaging Corp of America	1,100	207,295
		15,459,220
Diversified Financial Services (0.02%)
Blackrock Inc.	500	524,625
Diversified Industrials (1.98%)
3M Co.	53,000	8,068,720
Emerson Electric Co.	62,400	8,319,792
Illinois Tool Works Inc.	130,400	32,241,400
		48,629,912
E-Commerce Discretionary (0.95%)
Amazon.com Inc.(a)	106,200	23,299,218
eBay Inc.	100	7,446
Etsy Inc.(a)	100	5,016
		23,311,680
Electric Utilities (0.64%)
AES Corp., The	133,100	1,400,212
Clearway Energy Inc., Class C	70,200	2,246,400
Consolidated Edison Inc.	18,300	1,836,405
Constellation Energy Corp.	800	258,208
Duke Energy Corp.	20,100	2,371,800
Evergy Inc.	15,100	1,040,843
NRG Energy Inc.	3,200	513,856
OGE Energy Corp.	59,200	2,627,296
Public Service Enterprise Group Inc.	3,600	303,048
Southern Co., The	33,500	3,076,305
Vistra Corp.	100	19,381
		15,693,754

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electrical Equipment (0.19%)
GE Vernova Inc.	6,600	$ 3,492,390
Generac Holdings Inc.(a)	100	14,321
Vertiv Holdings Co., Class A	8,300	1,065,803
		4,572,514
Entertainment Content (3.07%)
Electronic Arts Inc.	200	31,940
Netflix Inc.(a)	3,400	4,553,042
Paramount Global, Class B	100	1,290
Take-Two Interactive Software Inc.(a)	100	24,285
Walt Disney Co., The	572,395	70,982,703
Warner Bros Discovery Inc.(a)	100	1,146
		75,594,406
Food (0.41%)
General Mills Inc.	8,700	450,747
Ingredion Inc.	14,800	2,007,176
Kellanova	91,600	7,284,948
Nestle SA Sponsored ADR	100	9,932
WK Kellogg Co.	24,800	395,312
		10,148,115
Gas & Water Utilities (0.31%)
National Fuel Gas Co.	35,700	3,024,147
UGI Corp.	123,500	4,497,870
		7,522,017
Health Care Facilities & Services (0.37%)
Cencora Inc.	800	239,880
Chemed Corp.	4,200	2,045,106
Cigna Group, The	600	198,348
Encompass Health Corp.	6,400	784,832
McKesson Corp.	4,500	3,297,510
Medpace Holdings Inc.(a)	7,800	2,448,108
		9,013,784
Home & Office Products (0.39%)
HNI Corp.	160,000	7,868,800
Scotts Miracle-Gro Co., The	27,900	1,840,284
		9,709,084
Household Products (2.57%)
Kenvue Inc.	205,557	4,302,308
Procter & Gamble Co., The	369,300	58,836,876
		63,139,184
Institutional Financial Services (0.30%)
Cboe Global Markets Inc.	2,000	466,420
CME Group Inc.	4,700	1,295,414
Coinbase Global Inc., Class A(a)	400	140,196
Goldman Sachs Group Inc., The	800	566,200
Intercontinental Exchange Inc.	10,000	1,834,700
Morgan Stanley	1,700	239,462
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Northern Trust Corp.	3,400	$ 431,086
Virtu Financial Inc., Class A, Class A	55,100	2,467,929
		7,441,407
Insurance (0.53%)
Allstate Corp., The	4,000	805,240
Assurant Inc.	14,400	2,843,856
Berkshire Hathaway Inc., Class B(a)	1,700	825,809
Equitable Holdings Inc.	5,900	330,990
Hanover Insurance Group Inc., The	100	16,987
Hartford Insurance Group Inc., The	11,600	1,471,692
Lincoln National Corp.	15,600	539,760
Loews Corp.	13,900	1,274,074
Old Republic International Corp.	61,000	2,344,840
Willis Towers Watson PLC	8,800	2,697,200
		13,150,448
Internet Media & Services (5.27%)
Airbnb Inc., Class A(a)	100	13,234
Alphabet Inc., Class A	402,240	70,886,755
Alphabet Inc., Class C	71,180	12,626,620
DoorDash Inc., Class A(a)	100	24,651
Expedia Group Inc.	100	16,868
GoDaddy Inc., Class A(a)	100	18,006
Match Group Inc.	100	3,089
Meta Platforms Inc., Class A	57,730	42,609,936
Uber Technologies Inc.(a)	4,100	382,530
VeriSign Inc.	10,500	3,032,400
		129,614,089
IT Services (0.27%)
Accenture PLC, Class A	2,170	648,591
Amdocs Ltd.	27,000	2,463,480
DXC Technology Co.(a)	100	1,529
Gartner Inc.(a)	600	242,532
International Business Machines Corp.	11,000	3,242,580
		6,598,712
Leisure Facilities & Services (0.37%)
Caesars Entertainment Inc.(a)	100	2,839
Carnival Corp.(a)	100	2,812
Chipotle Mexican Grill Inc.(a)	100	5,615
Domino's Pizza Inc.	4,600	2,072,760
McDonald's Corp.	19,300	5,638,881
MGM Resorts International(a)	100	3,439
Norwegian Cruise Line Holdings Ltd.(a)	100	2,028
Royal Caribbean Cruises Ltd.	100	31,314
Starbucks Corp.	2,200	201,586
Wingstop Inc.	2,400	808,176
Wynn Resorts Ltd.	100	9,367
Yum! Brands Inc.	1,900	281,542
		9,060,359

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Machinery (4.71%)
Caterpillar Inc.	264,200	$ 102,565,082
Deere & Co.	20,002	10,170,816
Donaldson Co. Inc.	36,517	2,532,453
MSA Safety Inc.	4,300	720,379
		115,988,730
Medical Equipment & Devices (1.09%)
Abbott Laboratories	53,975	7,341,140
Agilent Technologies Inc.	143,587	16,944,702
Dexcom Inc.(a)	100	8,729
Insulet Corp.(a)	100	31,418
ResMed Inc.	4,700	1,212,600
Solventum Corp.(a)	13,250	1,004,880
STERIS PLC	1,200	288,264
Thermo Fisher Scientific Inc.	300	121,638
		26,953,371
Metals & Mining (0.40%)
Rio Tinto PLC Sponsored ADR	110,100	6,422,133
Royal Gold Inc.	18,800	3,343,392
		9,765,525
Oil & Gas Supply Chain (1.84%)
Antero Midstream Corp.	100	1,895
APA Corp.	100	1,829
Cheniere Energy Inc.	4,600	1,120,192
Chevron Corp.	212,400	30,413,556
Civitas Resources Inc.	110,200	3,032,704
EOG Resources Inc.	21,400	2,559,654
Exxon Mobil Corp.	54,400	5,864,320
Occidental Petroleum Corp.	100	4,201
Targa Resources Corp.	200	34,816
Texas Pacific Land Corp.	2,200	2,324,058
		45,357,225
Publishing & Broadcasting (0.00%)
News Corp., Class A	100	2,972
Nexstar Media Group Inc.	600	103,770
		106,742
Real Estate Investment Trusts (0.82%)
AvalonBay Communities Inc.	13,200	2,686,200
CubeSmart	1,900	80,750
Essex Property Trust Inc.	9,100	2,578,940
Highwoods Properties Inc.	76,300	2,372,167
Host Hotels & Resorts Inc.	68,100	1,046,016
Iron Mountain Inc.	100	10,257
Kilroy Realty Corp.	42,500	1,458,175
Mid-America Apartment Communities Inc.	16,800	2,486,568
Prologis Inc.	500	52,560
Public Storage	8,900	2,611,438
Simon Property Group Inc.	30,300	4,871,028
		20,254,099
	Shares	Value
Common Stocks (Cont.)
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	$ 14,012
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	3,965
First Solar Inc.(a)	100	16,554
		20,519
Retail - Consumer Staples (1.40%)
Costco Wholesale Corp.	7,050	6,979,077
Walgreens Boots Alliance Inc.	100	1,148
Walmart Inc.	281,400	27,515,292
		34,495,517
Retail - Discretionary (0.42%)
AutoZone Inc.(a)	900	3,341,007
Bath & Body Works Inc.	100	2,996
Best Buy Co. Inc.	9,500	637,735
Builders FirstSource Inc.(a)	100	11,669
Lowe's Cos. Inc.	3,000	665,610
O'Reilly Automotive Inc.(a)	33,000	2,974,290
TJX Cos. Inc., The	2,400	296,376
Williams-Sonoma Inc.	14,400	2,352,528
		10,282,211
Semiconductors (6.80%)
Advanced Micro Devices Inc.(a)	100	14,190
Analog Devices Inc.	5,500	1,309,110
Applied Materials Inc.	1,300	237,991
ASML Holding NV NY Reg. Shares	12,921	10,354,760
Broadcom Inc.	80,700	22,244,955
Intel Corp.	100	2,240
KLA Corp.	5,000	4,478,700
Lam Research Corp.	100	9,734
Microchip Technology Inc.	100	7,037
Micron Technology Inc.	100	12,325
Monolithic Power Systems Inc.	100	73,138
NVIDIA Corp.	797,900	126,060,221
NXP Semiconductors NV	100	21,849
ON Semiconductor Corp.(a)	100	5,241
Qorvo Inc.(a)	100	8,491
QUALCOMM Inc.	8,500	1,353,710
Skyworks Solutions Inc.	13,700	1,020,924
		167,214,616
Software (4.40%)
ANSYS Inc.(a)	5,300	1,861,466
Autodesk Inc.(a)	100	30,957
Crowdstrike Holdings Inc., Class A(a)	6,300	3,208,653
Dayforce Inc.(a)	100	5,539
Fortinet Inc.(a)	8,000	845,760
Gen Digital Inc.	100	2,940
Intuit Inc.	8,600	6,773,618
Microsoft Corp.	167,421	83,276,880
Oracle Corp.	300	65,589
Palantir Technologies Inc., Class A(a)	55,500	7,565,760
Palo Alto Networks Inc.(a)	200	40,928

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Paycom Software Inc.	5,100	$ 1,180,140
Salesforce Inc.	900	245,421
ServiceNow Inc.(a)	100	102,808
Tyler Technologies Inc.(a)	5,000	2,964,200
		108,170,659
Specialty Finance (1.32%)
AGNC Investment Corp.	334,800	3,076,812
Annaly Capital Management Inc.	75,600	1,422,792
Broadridge Financial Solutions Inc.	600	145,818
Fidelity National Information Services Inc.	5,800	472,178
Fiserv Inc.(a)	2,600	448,266
GATX Corp.	4,200	644,952
Jack Henry & Associates Inc.	1,500	270,255
Mastercard Inc., Class A	439	246,692
MGIC Investment Corp.	86,600	2,410,944
MSCI Inc.	1,300	749,762
OneMain Holdings Inc.	77,800	4,434,600
PayPal Holdings Inc.(a)	100	7,432
Rithm Capital Corp.	325,900	3,679,411
Starwood Property Trust Inc.	178,800	3,588,516
UWM Holdings Corp.	23,170	95,924
Verisk Analytics Inc.	10,800	3,364,200
Visa Inc., Class A	20,930	7,431,196
		32,489,750
Steel (1.32%)
Nucor Corp.	251,700	32,605,218
Technology Hardware (7.64%)
Apple Inc.	824,804	169,225,037
Corning Inc.	279,392	14,693,225
Dell Technologies Inc., Class C	100	12,260
F5 Inc.(a)	1,900	559,208
Motorola Solutions Inc.	1,100	462,506
Teledyne Technologies Inc.(a)	5,700	2,920,167
Western Digital Corp.	100	6,399
		187,878,802
Telecommunications (0.48%)
AT&T Inc.	182,000	5,267,080
EchoStar Corp., Class A(a)	35	969
T-Mobile US Inc.	12,700	3,025,902
Verizon Communications Inc.	81,600	3,530,832
		11,824,783
Tobacco & Cannabis (0.28%)
Altria Group Inc.	44,800	2,626,624
Philip Morris International Inc.	23,100	4,207,203
		6,833,827
Transportation & Logistics (0.34%)
American Airlines Group Inc.(a)	100	1,122
Expeditors International of Washington Inc.	24,200	2,764,850
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (Cont.)
Landstar System Inc.	16,500	$ 2,293,830
Union Pacific Corp.	14,566	3,351,345
		8,411,147
Wholesale - Consumer Staples (1.18%)
Archer-Daniels-Midland Co.	550,461	29,053,332
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	4,907
Total Common Stocks (cost $418,584,808)		1,718,709,523

	Principal amount	Value
Corporate Bonds (8.40%)
Aerospace & Defense (0.12%)
RTX Corp. 5.750%, 11/08/2026	$ 100,000	101,846
6.000%, 03/15/2031	200,000	214,886
5.150%, 02/27/2033	250,000	255,544
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	152,486
5.400%, 07/31/2033	100,000	102,718
Boeing Co., The 5.040%, 05/01/2027	150,000	151,117
6.259%, 05/01/2027	100,000	102,882
3.250%, 02/01/2028	250,000	242,484
5.150%, 05/01/2030	250,000	254,525
3.625%, 02/01/2031	150,000	141,319
6.528%, 05/01/2034	200,000	217,306
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	256,298
4.450%, 05/15/2028	250,000	252,861
5.250%, 01/15/2033	250,000	259,509
4.800%, 08/15/2034	100,000	99,656
HEICO Corp. 5.250%, 08/01/2028	150,000	153,884
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	99,708
		3,059,029
Asset Management (0.19%)
Charles Schwab Corp., The 5.875%, 08/24/2026	100,000	101,675
2.000%, 03/20/2028	100,000	94,644
6.196%, 11/17/2029(b)	100,000	106,105
4.625%, 03/22/2030	50,000	50,809
5.853%, 05/19/2034(b)	150,000	159,347
6.136%, 08/24/2034(b)	100,000	108,198
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	486,159
4.000%, 01/15/2029	250,000	239,861
6.000%, 11/22/2034	100,000	97,785

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	$ 250,000	$ 262,232
7.950%, 06/13/2028	100,000	106,919
5.800%, 03/15/2030	100,000	100,163
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	153,109
UBS AG(Variable, U.S. SOFR + 0.72%) 4.864%, 01/10/2028(b)	250,000	252,032
5.650%, 09/11/2028	200,000	208,280
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	98,827
5.675%, 01/15/2035	100,000	102,630
Ares Capital Corp. 5.875%, 03/01/2029	150,000	152,949
5.950%, 07/15/2029	150,000	153,476
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	100,514
6.200%, 07/15/2030	50,000	50,509
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	102,523
5.600%, 02/15/2030	100,000	99,698
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	102,548
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	100,248
BlackRock Inc. 2.400%, 04/30/2030	250,000	230,077
4.750%, 05/25/2033	150,000	151,634
Apollo Debt Solutions BDC 6.700%, 07/29/2031	50,000	51,957
6.550%, 03/15/2032(c)	100,000	102,139
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	248,048
5.150%, 05/15/2033	100,000	102,608
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	105,791
		4,583,494
Automotive (0.25%)
American Honda Finance Corp. 5.250%, 07/07/2026	250,000	252,099
5.125%, 07/07/2028	250,000	255,073
5.650%, 11/15/2028	100,000	103,891
4.800%, 03/05/2030	100,000	100,793
5.850%, 10/04/2030	100,000	105,661
4.900%, 01/10/2034	100,000	98,952
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	252,311
5.118%, 07/13/2028	250,000	256,891
5.123%, 07/13/2033	250,000	256,657
Toyota Motor Credit Corp. 4.550%, 08/07/2026	200,000	200,695
4.550%, 09/20/2027	250,000	252,097
4.350%, 10/08/2027	100,000	100,415
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
4.550%, 05/17/2030	$ 100,000	$ 100,605
4.800%, 01/05/2034	100,000	99,960
Ford Motor Credit Co. LLC 5.800%, 03/05/2027	200,000	201,578
6.800%, 05/12/2028	200,000	206,705
6.798%, 11/07/2028	200,000	207,209
5.875%, 11/07/2029	200,000	200,587
7.350%, 03/06/2030	200,000	211,128
7.200%, 06/10/2030	200,000	210,479
6.050%, 03/05/2031	200,000	199,589
7.122%, 11/07/2033	200,000	207,567
General Motors Financial Co. Inc. 5.000%, 04/09/2027	250,000	251,547
5.400%, 05/08/2027	100,000	101,452
6.000%, 01/09/2028	250,000	257,480
5.800%, 06/23/2028	250,000	257,490
5.850%, 04/06/2030	250,000	258,443
5.600%, 06/18/2031	100,000	101,994
6.400%, 01/09/2033	250,000	263,040
5.450%, 09/06/2034	100,000	98,018
5.900%, 01/07/2035	50,000	50,265
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	89,502
General Motors Co. 5.600%, 10/15/2032	100,000	101,608
Magna International Inc. 5.500%, 03/21/2033	200,000	204,756
		6,116,537
Banking (1.89%)
Sumitomo Mitsui Financial Group Inc. 5.880%, 07/13/2026	250,000	253,776
1.402%, 09/17/2026	100,000	96,548
5.520%, 01/13/2028	250,000	257,394
5.800%, 07/13/2028	250,000	260,439
3.040%, 07/16/2029	200,000	189,570
5.710%, 01/13/2030	250,000	262,273
5.766%, 01/13/2033	250,000	262,977
5.632%, 01/15/2035	200,000	206,973
Toronto-Dominion Bank, The 5.532%, 07/17/2026	250,000	253,078
4.108%, 06/08/2027	150,000	149,573
4.693%, 09/15/2027	250,000	252,405
5.156%, 01/10/2028	150,000	153,063
5.523%, 07/17/2028	150,000	155,157
Canadian Imperial Bank of Commerce 5.615%, 07/17/2026	150,000	151,811
3.450%, 04/07/2027	150,000	148,081
5.001%, 04/28/2028	150,000	152,931
Royal Bank of Canada 5.200%, 07/20/2026	250,000	252,443
4.240%, 08/03/2027	150,000	150,244
6.000%, 11/01/2027	250,000	259,801

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.900%, 01/12/2028	$ 150,000	$ 152,735
5.200%, 08/01/2028	150,000	154,307
5.000%, 02/01/2033	150,000	152,325
5.000%, 05/02/2033	125,000	126,589
U.S. Bancorp 2.375%, 07/22/2026	250,000	245,469
3.150%, 04/27/2027	250,000	245,581
6.787%, 10/26/2027(b)	250,000	257,355
3.900%, 04/26/2028	250,000	248,395
4.548%, 07/22/2028(b)	150,000	150,338
4.653%, 02/01/2029(b)	150,000	150,973
5.775%, 06/12/2029(b)	250,000	259,602
5.384%, 01/23/2030(b)	100,000	102,962
4.839%, 02/01/2034(b)	150,000	148,113
5.836%, 06/12/2034(b)	250,000	262,603
5.678%, 01/23/2035(b)	250,000	259,544
Citibank N.A. 4.929%, 08/06/2026	250,000	251,716
5.803%, 09/29/2028	250,000	261,392
Wells Fargo Bank N.A. 5.450%, 08/07/2026	250,000	253,187
Bank of America N.A. 5.526%, 08/18/2026	250,000	253,546
Wells Fargo & Co. 3.000%, 10/23/2026	250,000	245,715
3.196%, 06/17/2027(b)	100,000	98,802
3.526%, 03/24/2028(b)	250,000	246,531
5.707%, 04/22/2028(b)	150,000	153,257
3.584%, 05/22/2028(b)	364,000	358,394
2.393%, 06/02/2028(b)	150,000	144,512
4.150%, 01/24/2029	186,000	185,295
5.574%, 07/25/2029(b)	200,000	206,512
6.303%, 10/23/2029(b)	100,000	105,689
5.198%, 01/23/2030(b)	150,000	153,645
5.244%, 01/24/2031(b)	100,000	102,584
5.150%, 04/23/2031(b)	100,000	102,416
3.350%, 03/02/2033(b)	500,000	456,625
4.897%, 07/25/2033(b)	500,000	500,097
5.389%, 04/24/2034(b)	150,000	153,487
5.557%, 07/25/2034(b)	150,000	154,804
5.499%, 01/23/2035(b)	250,000	256,379
5.605%, 04/23/2036(b)	150,000	154,833
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	253,165
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	203,264
Bank of Montreal 2.650%, 03/08/2027	150,000	146,470
4.700%, 09/14/2027	150,000	151,365
5.203%, 02/01/2028	150,000	153,404
3.088%, 01/10/2037(b)	150,000	129,540
National Australia Bank Ltd. 3.905%, 06/09/2027	250,000	249,512
4.944%, 01/12/2028	250,000	255,292
4.900%, 06/13/2028	250,000	256,138
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%) 1.554%, 07/09/2027(b)	$ 200,000	$ 194,161
5.667%, 05/27/2029(b)	200,000	207,010
5.382%, 07/10/2030(b)	200,000	205,750
5.739%, 05/27/2031(b)	200,000	208,946
5.748%, 07/06/2034(b)	200,000	208,206
Deutsche Bank AG(Variable, U.S. SOFR + 2.52%) 7.146%, 07/13/2027(b)	250,000	256,317
5.371%, 09/09/2027	250,000	256,432
2.552%, 01/07/2028(b)	250,000	242,819
6.720%, 01/18/2029(b)	250,000	262,618
6.819%, 11/20/2029(b)	150,000	159,993
3.742%, 01/07/2033(b)	250,000	225,020
Bank of America Corp.(Variable, U.S. SOFR + 0.96%) 1.734%, 07/22/2027(b)	250,000	242,995
5.933%, 09/15/2027(b)	250,000	254,364
2.551%, 02/04/2028(b)	250,000	242,973
4.376%, 04/27/2028(b)	250,000	249,948
4.948%, 07/22/2028(b)	150,000	151,728
6.204%, 11/10/2028(b)	250,000	260,170
3.419%, 12/20/2028(b)	250,000	244,371
3.970%, 03/05/2029(b)	250,000	247,234
5.202%, 04/25/2029(b)	250,000	255,491
2.087%, 06/14/2029(b)	250,000	234,333
4.271%, 07/23/2029(b)	150,000	149,506
5.819%, 09/15/2029(b)	100,000	104,172
3.974%, 02/07/2030(b)	250,000	246,077
3.194%, 07/23/2030(b)	250,000	237,973
2.572%, 10/20/2032(b)	250,000	220,340
2.972%, 02/04/2033(b)	500,000	447,743
4.571%, 04/27/2033(b)	500,000	492,036
5.015%, 07/22/2033(b)	500,000	505,854
5.288%, 04/25/2034(b)	250,000	255,008
5.872%, 09/15/2034(b)	175,000	184,671
5.468%, 01/23/2035(b)	250,000	256,835
2.482%, 09/21/2036(b)	250,000	211,837
3.846%, 03/08/2037(b)	250,000	228,774
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 0.80%) 5.102%, 07/23/2027(b)	100,000	100,753
5.582%, 06/12/2029(b)	250,000	258,905
5.492%, 05/14/2030(b)	100,000	103,608
5.222%, 01/29/2031(b)	100,000	102,627
4.812%, 10/21/2032(b)	100,000	100,230
6.037%, 10/28/2033(b)	150,000	159,517
5.939%, 08/18/2034(b)	150,000	158,682
5.401%, 07/23/2035(b)	100,000	101,828
5.575%, 01/29/2036(b)	100,000	103,067

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%) 5.985%, 08/07/2027(b)	$ 250,000	$ 253,790
3.750%, 03/18/2028(b)	250,000	246,948
5.087%, 11/26/2028(b)	200,000	202,628
5.679%, 01/05/2035(b)	200,000	205,299
HSBC Holdings PLC(Variable, U.S. SOFR + 1.57%) 5.887%, 08/14/2027(b)	250,000	253,566
4.755%, 06/09/2028(b)	250,000	250,950
5.210%, 08/11/2028(b)	250,000	253,535
7.390%, 11/03/2028(b)	250,000	265,497
6.161%, 03/09/2029(b)	250,000	259,955
5.402%, 08/11/2033(b)	250,000	256,434
8.113%, 11/03/2033(b)	250,000	288,608
6.254%, 03/09/2034(b)	250,000	267,490
6.547%, 06/20/2034(b)	200,000	212,468
7.399%, 11/13/2034(b)	200,000	223,671
5.450%, 03/03/2036(b)	200,000	201,102
Banco Santander SA 5.294%, 08/18/2027	200,000	203,365
5.552%, 03/14/2028(b)	200,000	203,217
4.175%, 03/24/2028(b)	200,000	198,831
5.588%, 08/08/2028	200,000	206,607
5.565%, 01/17/2030	200,000	207,655
6.921%, 08/08/2033	200,000	216,758
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	250,034
5.457%, 11/18/2027	250,000	257,889
5.535%, 11/17/2028	100,000	104,659
5.050%, 04/16/2029	100,000	103,191
6.820%, 11/17/2033	100,000	109,962
5.618%, 11/20/2035(b)	100,000	100,662
3.020%, 11/18/2036(b)	100,000	87,795
Barclays PLC(Variable, U.S. SOFR + 1.88%) 6.496%, 09/13/2027(b)	250,000	255,548
5.674%, 03/12/2028(b)	200,000	203,793
6.490%, 09/13/2029(b)	200,000	211,453
5.746%, 08/09/2033(b)	250,000	259,137
7.437%, 11/02/2033(b)	250,000	283,737
6.224%, 05/09/2034(b)	250,000	265,339
7.119%, 06/27/2034(b)	250,000	273,100
JPMorgan Chase & Co.(Variable, U.S. SOFR + 1.33%) 6.070%, 10/22/2027(b)	250,000	255,429
5.040%, 01/23/2028(b)	100,000	100,953
2.947%, 02/24/2028(b)	250,000	244,279
5.571%, 04/22/2028(b)	100,000	102,052
4.323%, 04/26/2028(b)	150,000	149,856
4.851%, 07/25/2028(b)	250,000	252,606
2.069%, 06/01/2029(b)	250,000	234,481
4.203%, 07/23/2029(b)	150,000	149,366
5.299%, 07/24/2029(b)	250,000	256,678
6.087%, 10/23/2029(b)	100,000	105,106
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.452%, 12/05/2029(b)	$ 150,000	$ 150,281
5.012%, 01/23/2030(b)	150,000	152,769
5.581%, 04/22/2030(b)	250,000	259,589
3.702%, 05/06/2030(b)	250,000	243,322
4.565%, 06/14/2030(b)	250,000	251,101
4.995%, 07/22/2030(b)	250,000	254,566
1.953%, 02/04/2032(b)	250,000	216,802
2.580%, 04/22/2032(b)	250,000	223,268
2.545%, 11/08/2032(b)	250,000	220,086
2.963%, 01/25/2033(b)	250,000	224,708
4.586%, 04/26/2033(b)	500,000	494,872
4.912%, 07/25/2033(b)	500,000	502,895
5.717%, 09/14/2033(b)	250,000	260,574
5.350%, 06/01/2034(b)	250,000	257,205
6.254%, 10/23/2034(b)	250,000	271,710
5.336%, 01/23/2035(b)	250,000	255,907
5.766%, 04/22/2035(b)	100,000	105,059
4.946%, 10/22/2035(b)	100,000	98,953
5.572%, 04/22/2036(b)	50,000	51,817
PNC Bank N.A. 3.100%, 10/25/2027	250,000	243,858
KeyBank N.A. 5.850%, 11/15/2027	250,000	258,108
Santander Holdings U.S.A. Inc.(Variable, U.S. SOFR + 1.25%) 2.490%, 01/06/2028(b)	250,000	242,005
5.741%, 03/20/2031(b)	100,000	102,655
6.342%, 05/31/2035(b)	75,000	78,320
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(b)	250,000	242,041
6.534%, 01/10/2029(b)	250,000	260,930
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(b)	250,000	242,078
5.017%, 07/20/2028(b)	250,000	253,198
5.422%, 02/22/2029(b)	200,000	205,113
5.258%, 04/17/2030(b)	200,000	205,151
2.309%, 07/20/2032(b)	200,000	174,239
5.441%, 02/22/2034(b)	200,000	205,876
5.406%, 04/19/2034(b)	200,000	205,486
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	252,203
Citigroup Inc.(Variable, U.S. SOFR + 1.28%) 3.070%, 02/24/2028(b)	250,000	244,459
4.658%, 05/24/2028(b)	150,000	150,552
5.174%, 02/13/2030(b)	250,000	255,058
3.980%, 03/20/2030(b)	150,000	147,026
4.952%, 05/07/2031(b)	150,000	151,710
2.561%, 05/01/2032(b)	250,000	221,480
3.057%, 01/25/2033(b)	500,000	446,856
3.785%, 03/17/2033(b)	500,000	467,387

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.910%, 05/24/2033(b)	$ 500,000	$ 498,879
6.270%, 11/17/2033(b)	250,000	269,193
6.174%, 05/25/2034(b)	250,000	261,707
5.827%, 02/13/2035(b)	250,000	255,091
5.449%, 06/11/2035(b)	250,000	255,358
ING Groep N.V.(Variable, U.S. SOFR + 1.83%) 4.017%, 03/28/2028(b)	200,000	198,694
5.335%, 03/19/2030(b)	200,000	205,086
5.550%, 03/19/2035(b)	200,000	204,785
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	154,511
4.850%, 02/01/2030	250,000	254,749
4.588%, 05/04/2037(b)	150,000	141,965
Huntington Bancshares Inc.(Variable, U.S. SOFR + 1.97%) 4.443%, 08/04/2028(b)	100,000	99,945
5.272%, 01/15/2031(b)	200,000	204,919
5.709%, 02/02/2035(b)	100,000	102,194
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(b)	150,000	157,995
4.772%, 07/28/2030(b)	150,000	150,931
Truist Financial Corp.(Variable, U.S. SOFR + 2.45%) 7.161%, 10/30/2029(b)	150,000	162,253
5.435%, 01/24/2030(b)	100,000	102,997
5.867%, 06/08/2034(b)	150,000	156,704
Citizens Financial Group Inc. 5.841%, 01/23/2030(b)	100,000	103,574
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.91%) 5.076%, 01/27/2030(b)	200,000	202,929
5.778%, 03/01/2035(b)	200,000	207,689
		46,522,818
Banks (0.02%)
Truist Financial Corp.(Variable, U.S. SOFR + 1.44%) 4.873%, 01/26/2029(b)	100,000	101,155
5.071%, 05/20/2031(b)	100,000	101,520
5.153%, 08/05/2032(b)	100,000	101,944
5.711%, 01/24/2035(b)	100,000	103,655
		408,274
Beverages (0.12%)
Constellation Brands Inc. 4.350%, 05/09/2027	250,000	250,022
4.750%, 05/09/2032	250,000	248,260
4.900%, 05/01/2033	100,000	99,084
Coca-Cola Co., The 1.450%, 06/01/2027	100,000	95,443
1.000%, 03/15/2028	100,000	92,823
3.450%, 03/25/2030	100,000	97,116
	Principal amount	Value
Corporate Bonds (Cont.)
Beverages (Cont.)
2.000%, 03/05/2031	$ 200,000	$ 177,823
5.000%, 05/13/2034	100,000	102,973
Diageo Capital PLC 5.300%, 10/24/2027	250,000	256,183
5.500%, 01/24/2033	200,000	208,190
PepsiCo Inc. 3.600%, 02/18/2028	250,000	247,849
4.450%, 05/15/2028	250,000	253,767
3.900%, 07/18/2032	100,000	96,649
4.450%, 02/15/2033	100,000	100,062
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	337,664
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	240,244
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	99,935
		3,004,087
Biotechnology & Pharmaceuticals (0.32%)
Amgen Inc. 2.600%, 08/19/2026	250,000	245,384
5.150%, 03/02/2028	250,000	255,440
3.000%, 02/22/2029	250,000	238,862
4.050%, 08/18/2029	250,000	247,101
5.250%, 03/02/2030	250,000	257,596
3.350%, 02/22/2032	150,000	138,893
4.200%, 03/01/2033	150,000	143,974
5.250%, 03/02/2033	250,000	256,006
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	101,275
5.100%, 02/22/2031	300,000	310,685
2.950%, 03/15/2032	250,000	226,653
5.200%, 02/22/2034	100,000	102,414
Astrazeneca Finance LLC 4.800%, 02/26/2027	100,000	101,101
4.875%, 03/03/2028	250,000	255,294
4.900%, 03/03/2030	250,000	256,462
4.875%, 03/03/2033	150,000	152,465
5.000%, 02/26/2034	100,000	101,944
Johnson & Johnson 4.500%, 03/01/2027	100,000	100,975
0.950%, 09/01/2027	100,000	94,060
4.800%, 06/01/2029	100,000	102,751
4.850%, 03/01/2032	200,000	205,734
AbbVie Inc. 4.800%, 03/15/2027	100,000	100,962
4.650%, 03/15/2028	100,000	101,512
4.250%, 11/14/2028	100,000	100,486
3.200%, 11/21/2029	250,000	239,126
4.875%, 03/15/2030	150,000	153,600
4.950%, 03/15/2031	100,000	102,663
5.050%, 03/15/2034	100,000	101,816
5.200%, 03/15/2035	100,000	102,167

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	$ 250,000	$ 248,863
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	251,149
3.400%, 03/07/2029	150,000	146,334
4.300%, 05/17/2030	50,000	50,309
4.500%, 05/17/2033	150,000	149,576
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2028	250,000	252,003
4.650%, 05/19/2030	250,000	253,458
4.750%, 05/19/2033	250,000	249,248
Sanofi SA 3.625%, 06/19/2028	150,000	148,315
Eli Lilly & Co. 3.375%, 03/15/2029	207,000	202,511
4.700%, 02/27/2033	150,000	151,180
4.700%, 02/09/2034	100,000	99,942
Pfizer Inc. 3.450%, 03/15/2029	150,000	146,901
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	262,250
Zoetis Inc. 5.600%, 11/16/2032	250,000	263,952
Novartis Capital Corp. 4.200%, 09/18/2034	100,000	96,380
		7,869,772
Cable & Satellite (0.08%)
Comcast Corp. 3.300%, 04/01/2027	200,000	196,980
5.350%, 11/15/2027	250,000	256,582
4.550%, 01/15/2029	250,000	252,776
5.500%, 11/15/2032	250,000	262,606
4.650%, 02/15/2033	250,000	248,446
4.800%, 05/15/2033	250,000	249,505
5.300%, 05/15/2035	100,000	101,892
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	230,246
4.400%, 04/01/2033	250,000	235,393
		2,034,426
Chemicals (0.08%)
Albemarle Corp. 4.650%, 06/01/2027	150,000	149,477
5.050%, 06/01/2032	150,000	144,305
Ecolab Inc. 5.250%, 01/15/2028	150,000	154,509
Sherwin-Williams Co., The 4.550%, 03/01/2028	50,000	50,429
2.950%, 08/15/2029	70,000	66,126
4.800%, 09/01/2031	50,000	50,536
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Nutrien Ltd. 4.900%, 03/27/2028	$ 150,000	$ 152,123
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	101,435
4.800%, 03/03/2033	100,000	100,804
4.850%, 02/08/2034	100,000	100,248
Cabot Corp. 5.000%, 06/30/2032	150,000	149,725
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	103,969
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	104,558
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	160,845
5.150%, 02/15/2034	100,000	99,959
5.350%, 03/15/2035	50,000	49,737
FMC Corp. 5.650%, 05/18/2033	60,000	59,306
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	99,812
6.150%, 05/15/2035	50,000	51,896
		1,949,799
Commercial Support Services (0.08%)
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	241,806
2.650%, 07/15/2031	150,000	130,520
Waste Management Inc. 4.875%, 02/15/2029	150,000	153,617
4.625%, 02/15/2030	100,000	101,352
4.800%, 03/15/2032	100,000	101,505
4.150%, 04/15/2032	100,000	97,878
4.625%, 02/15/2033	100,000	100,168
RELX Capital Inc. 4.000%, 03/18/2029	150,000	148,860
3.000%, 05/22/2030	150,000	141,191
Republic Services Inc. 4.875%, 04/01/2029	150,000	153,191
4.750%, 07/15/2030	50,000	50,935
2.375%, 03/15/2033	100,000	85,436
Waste Connections Inc. 2.600%, 02/01/2030	200,000	186,092
5.000%, 03/01/2034	100,000	101,043
Paychex Inc. 5.100%, 04/15/2030	60,000	61,451
5.350%, 04/15/2032	60,000	61,611
5.600%, 04/15/2035	60,000	62,020
		1,978,676
Construction Materials (0.02%)
Owens Corning 5.500%, 06/15/2027	100,000	102,141
3.500%, 02/15/2030	100,000	95,559

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Construction Materials (Cont.)
CRH SMW Finance DAC 5.125%, 01/09/2030	$ 200,000	$ 205,058
Amrize Finance U.S. LLC 5.400%, 04/07/2035(c)	130,000	131,906
		534,664
Consumer Services (0.00%)
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	49,426
Leland Stanford Junior University, The 4.679%, 03/01/2035	50,000	49,652
		99,078
Containers & Packaging (0.01%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	102,589
WRKCo Inc. 4.900%, 03/15/2029	100,000	101,266
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	103,814
Amcor Flexibles North America Inc. 5.500%, 03/17/2035(c)	40,000	40,583
		348,252
Diversified Financial Services (0.01%)
ORIX Corp. 5.000%, 09/13/2027	50,000	50,647
4.000%, 04/13/2032	50,000	47,356
5.400%, 02/25/2035	50,000	50,612
		148,615
Diversified Industrials (0.05%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	150,368
4.500%, 09/15/2029	150,000	151,488
3M Co. 2.875%, 10/15/2027	100,000	97,131
2.375%, 08/26/2029	100,000	92,699
4.800%, 03/15/2030	50,000	50,831
Honeywell International Inc. 4.950%, 02/15/2028	150,000	153,207
4.250%, 01/15/2029	150,000	150,429
5.000%, 02/15/2033	125,000	127,014
4.500%, 01/15/2034	100,000	97,959
5.000%, 03/01/2035	100,000	100,644
		1,171,770
E-Commerce Discretionary (0.08%)
Amazon.com Inc. 3.300%, 04/13/2027	150,000	148,344
4.550%, 12/01/2027	250,000	253,327
3.450%, 04/13/2029	250,000	245,320
4.650%, 12/01/2029	150,000	153,295
	Principal amount	Value
Corporate Bonds (Cont.)
E-Commerce Discretionary (Cont.)
2.100%, 05/12/2031	$ 150,000	$ 133,180
3.600%, 04/13/2032	250,000	239,304
4.700%, 12/01/2032	250,000	254,780
eBay Inc. 5.950%, 11/22/2027	250,000	259,675
6.300%, 11/22/2032	250,000	272,891
		1,960,116
Electric Utilities (0.63%)
Sempra 5.400%, 08/01/2026	100,000	100,969
3.700%, 04/01/2029	100,000	97,469
5.500%, 08/01/2033	200,000	204,147
6.875%, 10/01/2054(b)	50,000	50,422
CenterPoint Energy Inc. 5.250%, 08/10/2026	150,000	151,044
National Rural Utilities Cooperative Finance Corp. 4.800%, 02/05/2027	50,000	50,446
5.100%, 05/06/2027	50,000	50,794
4.800%, 03/15/2028	150,000	152,389
5.150%, 06/15/2029	50,000	51,462
4.950%, 02/07/2030	50,000	51,142
5.000%, 02/07/2031	100,000	102,507
2.750%, 04/15/2032	50,000	44,624
5.800%, 01/15/2033	50,000	53,134
Eversource Energy 2.900%, 03/01/2027	150,000	146,343
4.600%, 07/01/2027	150,000	150,708
5.450%, 03/01/2028	150,000	153,869
5.850%, 04/15/2031	100,000	105,192
5.125%, 05/15/2033	150,000	150,111
5.950%, 07/15/2034	100,000	104,643
Exelon Corp. 2.750%, 03/15/2027	150,000	146,354
5.150%, 03/15/2028	150,000	153,321
5.300%, 03/15/2033	150,000	153,710
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	148,903
5.000%, 04/01/2033	150,000	151,542
5.300%, 08/15/2033	150,000	152,957
5.000%, 01/15/2034	100,000	100,120
5.150%, 03/15/2035	50,000	50,153
Southern California Edison Co. 4.700%, 06/01/2027	150,000	150,515
5.850%, 11/01/2027	150,000	153,700
5.300%, 03/01/2028	150,000	151,908
5.950%, 11/01/2032	150,000	153,930
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	151,736
4.550%, 07/01/2030	150,000	146,403
4.400%, 03/01/2032	150,000	140,401
5.900%, 06/15/2032	150,000	153,092
6.400%, 06/15/2033	150,000	156,797
6.950%, 03/15/2034	100,000	107,649

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.800%, 05/15/2034	$ 100,000	$ 99,980
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	150,925
4.900%, 02/28/2028	150,000	152,019
4.900%, 03/15/2029	100,000	101,603
5.000%, 02/28/2030	150,000	153,703
5.000%, 07/15/2032	150,000	151,758
5.050%, 02/28/2033	150,000	151,213
6.700%, 09/01/2054(b)	50,000	51,523
Southern Co., The 5.113%, 08/01/2027	150,000	152,253
4.850%, 06/15/2028	150,000	152,577
5.500%, 03/15/2029	50,000	52,051
5.700%, 10/15/2032	150,000	157,560
5.200%, 06/15/2033	150,000	152,617
3.750%, 09/15/2051(b)	100,000	98,622
Alabama Power Co. 3.750%, 09/01/2027	150,000	149,283
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	152,734
4.750%, 01/15/2028	150,000	151,523
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	154,684
5.950%, 11/01/2032	150,000	159,016
7.050%, 12/15/2054(b)	50,000	51,936
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	155,248
5.400%, 03/15/2035	40,000	40,471
Duke Energy Corp. 5.000%, 12/08/2027	150,000	152,693
4.300%, 03/15/2028	150,000	150,185
4.850%, 01/05/2029	100,000	101,571
5.450%, 06/15/2034	50,000	51,354
6.450%, 09/01/2054(b)	100,000	102,781
Consumers Energy Co. 4.650%, 03/01/2028	150,000	152,048
4.625%, 05/15/2033	150,000	148,531
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	155,189
Black Hills Corp. 5.950%, 03/15/2028	150,000	155,377
Florida Power & Light Co. 5.050%, 04/01/2028	150,000	153,626
4.400%, 05/15/2028	150,000	151,120
5.150%, 06/15/2029	50,000	51,740
4.625%, 05/15/2030	150,000	151,968
5.100%, 04/01/2033	150,000	153,310
4.800%, 05/15/2033	150,000	150,386
5.300%, 06/15/2034	50,000	51,537
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	78,294
3.700%, 07/15/2030	50,000	48,512
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	104,107
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Georgia Power Co. 4.650%, 05/16/2028	$ 150,000	$ 152,061
4.700%, 05/15/2032	150,000	149,971
4.950%, 05/17/2033	150,000	151,162
5.250%, 03/15/2034	100,000	101,983
DTE Energy Co. 4.875%, 06/01/2028	150,000	152,205
5.100%, 03/01/2029	50,000	50,985
5.200%, 04/01/2030	100,000	102,329
5.850%, 06/01/2034	50,000	52,301
AES Corp., The 5.450%, 06/01/2028	150,000	153,284
National Grid PLC 5.602%, 06/12/2028	150,000	155,308
5.809%, 06/12/2033	150,000	157,650
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	153,150
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	89,781
4.850%, 03/15/2030	100,000	102,199
4.950%, 01/15/2033	150,000	152,624
4.850%, 01/15/2034	100,000	99,843
5.250%, 03/15/2035	50,000	51,134
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	97,284
5.050%, 03/15/2035	50,000	50,212
Edison International 5.450%, 06/15/2029	50,000	49,454
Consolidated Edison Company of New York, Inc. 3.350%, 04/01/2030	50,000	48,053
5.500%, 03/15/2034	50,000	51,995
5.125%, 03/15/2035	50,000	50,640
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	285,934
PacifiCorp 5.300%, 02/15/2031	100,000	102,981
5.450%, 02/15/2034	100,000	101,414
7.375%, 09/15/2055(b)	100,000	103,956
Puget Energy Inc. 4.224%, 03/15/2032	150,000	141,167
5.725%, 03/15/2035(c)	50,000	50,299
AEP Texas Inc. 4.700%, 05/15/2032	150,000	147,812
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	146,681
5.450%, 08/15/2033	150,000	152,991
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	153,747
6.875%, 02/01/2055(b)	50,000	52,599
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	94,249
5.350%, 03/15/2034	100,000	102,573
5.150%, 09/15/2034	100,000	100,569

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	$ 100,000	$ 112,523
DTE Electric Co. 5.200%, 04/01/2033	50,000	51,374
5.250%, 05/15/2035	50,000	50,914
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	100,757
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	152,275
4.850%, 02/15/2034	100,000	100,022
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	152,010
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	154,574
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	153,511
5.700%, 08/15/2034	100,000	103,106
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	105,092
5.350%, 04/01/2035(c)	50,000	50,935
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	106,576
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	100,000	102,233
Union Electric Co. 5.250%, 04/15/2035	50,000	51,059
Northern States Power Co. 5.050%, 05/15/2035	50,000	50,500
Duke Energy Ohio Inc. 5.300%, 06/15/2035	50,000	50,768
AEP Transmission Co. LLC 5.375%, 06/15/2035	50,000	51,088
Interstate Power and Light Co. 5.600%, 06/29/2035	50,000	51,394
Entergy Corp. 7.125%, 12/01/2054(b)	50,000	51,733
		15,467,258
Electrical Equipment (0.03%)
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	154,412
Lennox International Inc. 5.500%, 09/15/2028	100,000	103,120
Amphenol Corp. 5.050%, 04/05/2029	50,000	51,433
5.000%, 01/15/2035	50,000	50,537
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/2029	50,000	51,855
Vontier Corp. 2.950%, 04/01/2031	150,000	134,071
	Principal amount	Value
Corporate Bonds (Cont.)
Electrical Equipment (Cont.)
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	$ 150,000	$ 154,408
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	103,111
		802,947
Engineering & Construction (0.01%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,420
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	105,079
MasTec Inc. 5.900%, 06/15/2029	50,000	51,720
		207,219
Entertainment Content (0.04%)
Netflix Inc. 4.375%, 11/15/2026	100,000	100,506
4.875%, 04/15/2028	100,000	102,095
Walt Disney Co., The 3.800%, 03/22/2030	150,000	147,690
6.200%, 12/15/2034	150,000	167,396
Warnermedia Holdings Inc. 4.279%, 03/15/2032	291,000	216,431
AppLovin Corp. 5.500%, 12/01/2034	150,000	152,294
		886,412
Food (0.12%)
Conagra Brands Inc. 5.300%, 10/01/2026	250,000	252,510
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 2.500%, 01/15/2027	250,000	243,179
5.125%, 02/01/2028	250,000	255,100
3.000%, 02/02/2029	250,000	237,508
5.500%, 01/15/2030	80,000	81,833
3.625%, 01/15/2032	250,000	228,597
5.750%, 04/01/2033	73,000	75,038
Mondelez International Inc. 2.625%, 03/17/2027	250,000	243,540
General Mills Inc. 4.875%, 01/30/2030	100,000	101,667
4.950%, 03/29/2033	100,000	100,136
5.250%, 01/30/2035	100,000	100,467
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	242,009
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	241,031
3.500%, 03/01/2032	250,000	225,063
6.250%, 07/01/2033	100,000	105,728
Kellanova 5.250%, 03/01/2033	100,000	102,364

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
McCormick & Co. Inc. 4.950%, 04/15/2033	$ 100,000	$ 100,870
Hershey Co., The 4.500%, 05/04/2033	100,000	99,142
		3,035,782
Forestry, Paper & Wood Products (0.01%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	205,313
		205,313
Gas (0.00%)
Southern California Gas Co. 5.450%, 06/15/2035	50,000	51,051
		51,051
Gas & Water Utilities (0.04%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	252,612
Southern California Gas Co. 2.950%, 04/15/2027	100,000	97,956
5.200%, 06/01/2033	100,000	101,357
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	102,415
5.400%, 03/01/2033	9,000	9,245
NiSource Inc. 5.250%, 03/30/2028	100,000	102,373
5.200%, 07/01/2029	50,000	51,329
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	94,826
American Water Capital Corp. 4.450%, 06/01/2032	100,000	98,718
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	98,981
		1,009,812
Health Care Facilities & Services (0.32%)
Universal Health Services Inc. 1.650%, 09/01/2026	250,000	241,364
2.650%, 10/15/2030	250,000	222,905
HCA Inc. 3.125%, 03/15/2027	150,000	146,868
5.000%, 03/01/2028	100,000	101,486
5.200%, 06/01/2028	150,000	153,252
3.375%, 03/15/2029	150,000	144,113
5.250%, 03/01/2030	100,000	102,519
5.450%, 04/01/2031	100,000	103,114
3.625%, 03/15/2032	100,000	92,239
5.500%, 06/01/2033	100,000	102,381
5.600%, 04/01/2034	100,000	102,315
5.750%, 03/01/2035	100,000	102,837
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	247,722
5.250%, 02/15/2028	250,000	256,606
4.000%, 05/15/2029	250,000	247,164
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
5.300%, 02/15/2030	$ 250,000	$ 258,926
4.200%, 05/15/2032	250,000	242,004
5.350%, 02/15/2033	100,000	103,033
4.500%, 04/15/2033	100,000	97,462
5.150%, 07/15/2034	100,000	101,010
CommonSpirit Health 6.073%, 11/01/2027	150,000	155,228
Cencora Inc. 4.625%, 12/15/2027	100,000	100,826
5.150%, 02/15/2035	100,000	100,848
Humana Inc. 5.750%, 03/01/2028	250,000	257,961
3.700%, 03/23/2029	250,000	242,277
5.375%, 04/15/2031	100,000	102,293
IQVIA Inc. 5.700%, 05/15/2028	200,000	205,084
6.250%, 02/01/2029	100,000	104,515
Centene Corp. 2.450%, 07/15/2028	250,000	232,159
2.500%, 03/01/2031	400,000	344,395
McKesson Corp. 4.900%, 07/15/2028	150,000	153,158
5.100%, 07/15/2033	100,000	102,317
CVS Health Corp. 5.000%, 01/30/2029	150,000	152,282
5.125%, 02/21/2030	250,000	254,513
3.750%, 04/01/2030	100,000	95,930
5.250%, 01/30/2031	250,000	255,599
5.250%, 02/21/2033	100,000	100,668
5.300%, 06/01/2033	100,000	100,847
5.700%, 06/01/2034	100,000	102,959
Cigna Group, The 5.000%, 05/15/2029	300,000	306,768
5.125%, 05/15/2031	100,000	102,862
5.250%, 02/15/2034	100,000	101,589
Adventist Health System 5.430%, 03/01/2032	150,000	150,651
Elevance Health Inc. 5.500%, 10/15/2032	250,000	260,633
4.750%, 02/15/2033	250,000	248,432
5.375%, 06/15/2034	100,000	102,210
Sutter Health 5.164%, 08/15/2033	100,000	101,369
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	109,563
Cardinal Health Inc. 5.350%, 11/15/2034	100,000	101,983
		7,919,239
Healthcare - Products (0.00%)
Solventum Corp. 5.450%, 03/13/2031	100,000	103,835
		103,835

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Home Construction (0.03%)
D.R. Horton Inc. 1.300%, 10/15/2026	$ 100,000	$ 96,142
1.400%, 10/15/2027	100,000	94,025
Lennar Corp. 5.200%, 07/30/2030	50,000	50,940
MDC Holdings Inc. 2.500%, 01/15/2031	100,000	87,569
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	140,945
5.875%, 06/01/2033	100,000	104,866
Meritage Homes Corp. 5.650%, 03/15/2035	75,000	75,213
		649,700
Household Products (0.08%)
Procter & Gamble Co., The 1.900%, 02/01/2027	100,000	96,882
3.950%, 01/26/2028	100,000	100,533
4.150%, 10/24/2029	50,000	50,337
2.300%, 02/01/2032	100,000	89,656
4.050%, 01/26/2033	100,000	98,702
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	246,345
3.625%, 03/24/2032	250,000	233,895
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	98,361
4.600%, 03/01/2028	100,000	101,712
Kenvue Inc. 5.050%, 03/22/2028	100,000	102,406
5.000%, 03/22/2030	100,000	103,027
4.900%, 03/22/2033	100,000	101,479
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	260,364
Clorox Co., The 4.600%, 05/01/2032	100,000	99,783
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	105,322
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	98,513
		1,987,317
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	139,746
		139,746
Institutional Financial Services (0.55%)
State Street Corp. 5.272%, 08/03/2026	150,000	151,506
2.203%, 02/07/2028(b)	150,000	145,292
4.536%, 02/28/2028	100,000	101,139
4.729%, 02/28/2030	100,000	101,517
4.834%, 04/24/2030	100,000	101,855
4.675%, 10/22/2032(b)	100,000	100,040
5.159%, 05/18/2034(b)	150,000	153,229
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
5.146%, 02/28/2036(b)	$ 60,000	$ 60,701
Bank of New York Mellon Corp., The 2.450%, 08/17/2026	250,000	245,331
3.400%, 01/29/2028	250,000	245,883
3.992%, 06/13/2028(b)	150,000	149,469
5.834%, 10/25/2033(b)	150,000	159,092
4.706%, 02/01/2034(b)	150,000	148,346
6.474%, 10/25/2034(b)	250,000	275,293
Morgan Stanley(Variable, U.S. SOFR + 0.86%) 1.512%, 07/20/2027(b)	250,000	242,515
2.475%, 01/21/2028(b)	250,000	242,663
5.652%, 04/13/2028(b)	100,000	102,220
4.210%, 04/20/2028(b)	250,000	249,483
3.772%, 01/24/2029(b)	150,000	147,858
5.123%, 02/01/2029(b)	250,000	254,364
5.164%, 04/20/2029(b)	250,000	254,900
5.449%, 07/20/2029(b)	250,000	257,113
6.407%, 11/01/2029(b)	150,000	158,883
5.173%, 01/16/2030(b)	150,000	153,142
4.431%, 01/23/2030(b)	250,000	249,649
5.656%, 04/18/2030(b)	250,000	259,678
5.042%, 07/19/2030(b)	250,000	254,247
2.699%, 01/22/2031(b)	250,000	230,529
2.239%, 07/21/2032(b)	250,000	216,487
2.943%, 01/21/2033(b)	250,000	223,124
4.889%, 07/20/2033(b)	500,000	500,504
6.342%, 10/18/2033(b)	500,000	542,854
5.250%, 04/21/2034(b)	150,000	152,587
5.424%, 07/21/2034(b)	150,000	153,660
6.627%, 11/01/2034(b)	100,000	110,230
2.484%, 09/16/2036(b)	250,000	212,434
5.297%, 04/20/2037(b)	250,000	249,071
5.948%, 01/19/2038(b)	250,000	257,187
5.942%, 02/07/2039(b)	250,000	256,602
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 0.82%) 1.542%, 09/10/2027(b)	100,000	96,551
1.948%, 10/21/2027(b)	200,000	193,652
2.640%, 02/24/2028(b)	250,000	242,800
3.615%, 03/15/2028(b)	250,000	246,509
4.482%, 08/23/2028(b)	250,000	250,332
4.223%, 05/01/2029(b)	150,000	149,145
6.484%, 10/24/2029(b)	150,000	159,115
5.727%, 04/25/2030(b)	250,000	260,239
5.049%, 07/23/2030(b)	250,000	254,151
2.615%, 04/22/2032(b)	250,000	222,213
2.383%, 07/21/2032(b)	250,000	218,336
3.102%, 02/24/2033(b)	500,000	450,023
6.561%, 10/24/2034(b)	100,000	110,573
5.851%, 04/25/2035(b)	100,000	104,869
5.330%, 07/23/2035(b)	100,000	100,869
5.016%, 10/23/2035(b)	100,000	98,790
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	248,900
4.350%, 06/15/2029	250,000	250,869

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
4.600%, 03/15/2033	$ 250,000	$ 248,865
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	515,412
6.181%, 01/18/2033	250,000	266,303
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	103,710
6.200%, 04/14/2034	100,000	104,602
BGC Group Inc. 6.150%, 04/02/2030(c)	50,000	50,695
LPL Holdings Inc. 5.150%, 06/15/2030	50,000	50,620
5.650%, 03/15/2035	100,000	100,542
CME Group Inc. 2.650%, 03/15/2032	100,000	89,536
Nasdaq Inc. 5.550%, 02/15/2034	88,000	91,685
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	103,859
		13,454,442
Insurance (0.20%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	48,745
2.875%, 03/15/2032	100,000	92,185
Progressive Corp., The 2.500%, 03/15/2027	50,000	48,694
4.950%, 06/15/2033	100,000	102,132
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	146,180
5.350%, 02/28/2033	250,000	257,357
Willis North America Inc. 4.650%, 06/15/2027	250,000	251,366
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	261,806
6.500%, 06/04/2029	100,000	103,108
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	244,950
3.900%, 04/05/2032	250,000	234,653
6.875%, 12/15/2052(b)	250,000	257,898
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	152,557
5.000%, 03/15/2034	100,000	101,883
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	101,128
2.250%, 11/15/2030	250,000	223,834
MetLife Inc. 4.550%, 03/23/2030	250,000	253,373
Aflac Inc. 3.600%, 04/01/2030	250,000	242,803
Lincoln National Corp. 3.400%, 01/15/2031	150,000	139,525
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	101,348
5.150%, 02/15/2035	100,000	100,047
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
American International Group Inc. 5.125%, 03/27/2033	$ 250,000	$ 254,164
Allstate Corp., The 5.250%, 03/30/2033	250,000	256,307
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	104,299
Aon North America Inc. 5.450%, 03/01/2034	100,000	102,719
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(b)	250,000	241,781
6.000%, 09/01/2052(b)	250,000	252,120
Athene Holding Ltd. 6.625%, 10/15/2054(b)	250,000	246,100
		4,923,062
Internet Media & Services (0.09%)
Alphabet Inc. 1.998%, 08/15/2026	150,000	146,755
4.500%, 05/15/2035	50,000	49,344
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	495,217
4.600%, 05/15/2028	500,000	509,162
4.800%, 05/15/2030	100,000	102,957
3.850%, 08/15/2032	200,000	192,349
4.950%, 05/15/2033	250,000	256,347
4.750%, 08/15/2034	100,000	100,468
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	99,539
Expedia Group Inc. 3.250%, 02/15/2030	100,000	94,333
5.400%, 02/15/2035	100,000	100,689
		2,147,160
Investment Companies (0.00%)
HA Sustainable Infrastructure Capital, Inc. 6.150%, 01/15/2031	50,000	50,623
6.375%, 07/01/2034	50,000	50,003
		100,626
IT Services (0.08%)
CGI Inc. 1.450%, 09/14/2026	150,000	144,876
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	145,367
2.700%, 10/15/2028	250,000	236,121
3.150%, 10/15/2031	150,000	135,466
International Business Machines Corp. 2.200%, 02/09/2027	150,000	145,497
4.150%, 07/27/2027	150,000	149,983
4.500%, 02/06/2028	100,000	100,883
1.950%, 05/15/2030	200,000	178,409

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
IT Services (Cont.)
4.750%, 02/06/2033	$ 250,000	$ 250,982
5.200%, 02/10/2035	100,000	101,484
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	102,651
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	99,816
Accenture Capital Inc. 4.500%, 10/04/2034	100,000	97,321
		1,888,856
Leisure Facilities & Services (0.08%)
Hyatt Hotels Corp. 5.750%, 01/30/2027	80,000	81,647
5.050%, 03/30/2028	50,000	50,544
5.750%, 03/30/2032	100,000	102,662
Starbucks Corp. 4.850%, 02/08/2027	100,000	100,876
2.250%, 03/12/2030	100,000	90,681
4.800%, 02/15/2033	100,000	99,970
5.000%, 02/15/2034	100,000	100,647
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	102,167
6.000%, 08/15/2029	100,000	102,780
6.000%, 06/14/2030	50,000	51,584
McDonald's Corp. 4.800%, 08/14/2028	250,000	254,686
3.600%, 07/01/2030	150,000	145,104
4.950%, 08/14/2033	100,000	101,864
Marriott International Inc. 4.900%, 04/15/2029	250,000	254,448
5.100%, 04/15/2032	100,000	101,127
5.300%, 05/15/2034	100,000	101,210
5.350%, 03/15/2035	50,000	50,409
		1,892,406
Leisure Products (0.00%)
Hasbro Inc. 3.900%, 11/19/2029	50,000	48,213
		48,213
Machinery (0.14%)
John Deere Capital Corp. 5.150%, 09/08/2026	100,000	101,201
4.500%, 01/08/2027	100,000	100,628
4.150%, 09/15/2027	100,000	100,209
4.900%, 03/03/2028	100,000	102,139
4.950%, 07/14/2028	100,000	102,454
4.850%, 10/11/2029	150,000	154,177
4.700%, 06/10/2030	150,000	152,526
4.350%, 09/15/2032	100,000	98,863
5.100%, 04/11/2034	100,000	102,247
5.050%, 06/12/2034	100,000	101,698
Veralto Corp. 5.500%, 09/18/2026	100,000	101,192
5.350%, 09/18/2028	100,000	103,067
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
Caterpillar Financial Services Corp. 4.500%, 01/08/2027	$ 100,000	$ 100,593
5.000%, 05/14/2027	50,000	50,851
3.600%, 08/12/2027	100,000	99,012
4.375%, 08/16/2029	100,000	100,759
4.800%, 01/08/2030	100,000	102,402
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	156,165
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	100,748
4.550%, 04/10/2028	100,000	100,456
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	154,572
6.300%, 02/15/2030	150,000	157,129
6.400%, 04/15/2033	250,000	263,951
Eaton Corp. 4.350%, 05/18/2028	150,000	151,206
4.150%, 03/15/2033	100,000	96,964
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	154,615
5.176%, 06/15/2029	50,000	51,328
5.700%, 08/14/2033	100,000	104,720
5.450%, 06/15/2034	100,000	102,837
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	104,474
AGCO Corp. 5.800%, 03/21/2034	100,000	101,491
		3,574,674
Medical Equipment & Devices (0.11%)
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	251,918
4.800%, 11/21/2027	150,000	152,405
4.977%, 08/10/2030	250,000	257,284
5.086%, 08/10/2033	100,000	102,356
Baxter International Inc. 1.915%, 02/01/2027	150,000	144,407
2.539%, 02/01/2032	100,000	87,158
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	147,110
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	154,541
5.857%, 03/15/2030	250,000	264,033
5.905%, 11/22/2032	250,000	265,750
Illumina Inc. 5.750%, 12/13/2027	150,000	153,684
Stryker Corp. 4.700%, 02/10/2028	100,000	101,356
4.850%, 02/10/2030	100,000	102,025
5.200%, 02/10/2035	100,000	101,903
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	151,466

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (Cont.)
Medtronic Global Holdings SCA 4.250%, 03/30/2028	$ 150,000	$ 150,769
4.500%, 03/30/2033	100,000	98,984
		2,687,149
Metals & Mining (0.06%)
Rio Tinto Finance U.S.A. PLC 4.375%, 03/12/2027	100,000	100,527
4.500%, 03/14/2028	100,000	100,788
4.875%, 03/14/2030	100,000	101,912
5.000%, 03/09/2033	100,000	101,415
5.250%, 03/14/2035	100,000	101,749
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	152,333
5.100%, 09/08/2028	100,000	102,551
4.900%, 02/28/2033	100,000	100,387
Newmont Corp./Newcrest Finance Pty Ltd. 3.250%, 05/13/2030	100,000	95,263
5.350%, 03/15/2034	50,000	51,292
Vale Overseas Ltd. 3.750%, 07/08/2030	100,000	94,137
6.125%, 06/12/2033	100,000	104,728
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	98,966
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	132,550
Newmont Corp. 5.875%, 04/01/2035	50,000	53,440
		1,492,038
Oil & Gas Supply Chain (0.49%)
Phillips 66 Co. 3.550%, 10/01/2026	250,000	247,405
4.950%, 12/01/2027	125,000	126,948
3.750%, 03/01/2028	100,000	98,250
3.150%, 12/15/2029	150,000	142,125
5.300%, 06/30/2033	150,000	151,539
ONEOK Inc. 5.550%, 11/01/2026	250,000	253,439
5.650%, 11/01/2028	250,000	258,989
5.800%, 11/01/2030	250,000	261,699
6.100%, 11/15/2032	150,000	158,631
5.050%, 11/01/2034	100,000	97,315
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	241,452
5.200%, 06/01/2033	100,000	100,475
5.400%, 02/01/2034	100,000	101,268
Enbridge Inc. 5.900%, 11/15/2026	100,000	101,778
6.000%, 11/15/2028	100,000	104,980
5.300%, 04/05/2029	100,000	102,713
5.700%, 03/08/2033	150,000	155,518
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	102,106
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
5.550%, 02/15/2028	$ 250,000	$ 257,211
5.750%, 02/15/2033	100,000	103,799
6.550%, 12/01/2033	100,000	108,496
5.550%, 05/15/2034	100,000	101,237
5.600%, 09/01/2034	100,000	101,561
5.700%, 04/01/2035	100,000	101,859
Enterprise Products Operating LLC 4.600%, 01/11/2027	100,000	100,577
3.125%, 07/31/2029	150,000	143,390
5.350%, 01/31/2033	100,000	103,639
4.950%, 02/15/2035	100,000	99,652
Sabine Pass Liquefaction LLC 5.000%, 03/15/2027	100,000	100,600
4.200%, 03/15/2028	100,000	99,470
4.500%, 05/15/2030	100,000	99,833
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	248,041
2.610%, 10/15/2030	250,000	231,363
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	246,867
4.375%, 03/15/2029	250,000	247,582
Targa Resources Corp. 5.200%, 07/01/2027	250,000	253,352
6.150%, 03/01/2029	100,000	105,165
6.125%, 03/15/2033	100,000	105,390
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	235,031
3.850%, 01/15/2028	250,000	249,434
3.250%, 10/15/2029	250,000	242,483
MPLX L.P. 4.000%, 03/15/2028	100,000	99,019
2.650%, 08/15/2030	100,000	90,505
5.000%, 03/01/2033	100,000	98,609
5.500%, 06/01/2034	100,000	100,407
EQT Corp. 5.700%, 04/01/2028	250,000	257,155
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	149,531
Ovintiv Inc. 5.650%, 05/15/2028	250,000	257,000
6.250%, 07/15/2033	250,000	258,110
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	256,794
2.600%, 03/15/2031	250,000	223,980
5.650%, 03/15/2033	100,000	103,919
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	103,910
8.875%, 07/15/2030	100,000	114,269
5.550%, 10/01/2034	100,000	98,122
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	249,655
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	102,579
2.721%, 01/12/2032	250,000	223,515
4.812%, 02/13/2033	250,000	249,666

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
4.893%, 09/11/2033	$ 100,000	$ 100,238
4.989%, 04/10/2034	100,000	100,630
5.227%, 11/17/2034	100,000	101,745
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	141,685
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	241,175
Canadian Natural Resources Ltd. 5.000%, 12/15/2029(c)	100,000	100,901
5.400%, 12/15/2034(c)	100,000	99,352
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	102,282
6.250%, 03/15/2033	250,000	266,254
5.400%, 04/18/2034	100,000	100,296
Chevron Corp. 2.236%, 05/11/2030	250,000	228,288
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	232,997
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	260,177
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	104,384
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	99,354
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	149,890
Woodside Finance Ltd. 6.000%, 05/19/2035	100,000	102,074
		12,061,129
Oil, Gas Services & Equipment (0.01%)
Schlumberger Investment SA 2.650%, 06/26/2030	100,000	92,020
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	83,616
		175,636
Packaging & Containers (0.01%)
Sonoco Products Co. 4.450%, 09/01/2026	100,000	99,900
4.600%, 09/01/2029	100,000	99,769
		199,669
Real Estate Investment Trusts (0.44%)
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	247,479
5.700%, 04/01/2028	250,000	258,223
3.900%, 04/01/2029	250,000	244,802
4.000%, 06/15/2029	50,000	49,034
5.500%, 07/01/2030	250,000	259,316
2.200%, 10/15/2030	100,000	88,453
2.400%, 10/15/2031	100,000	86,886
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Crown Castle Inc. 1.050%, 07/15/2026	$ 100,000	$ 96,311
4.000%, 03/01/2027	100,000	99,407
2.900%, 03/15/2027	100,000	97,285
3.650%, 09/01/2027	100,000	98,278
5.000%, 01/11/2028	100,000	100,985
2.250%, 01/15/2031	100,000	86,997
2.100%, 04/01/2031	100,000	85,797
2.500%, 07/15/2031	100,000	87,258
5.100%, 05/01/2033	250,000	248,972
5.800%, 03/01/2034	100,000	103,538
Camden Property Trust 5.850%, 11/03/2026	50,000	50,993
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	241,369
5.125%, 01/15/2029	50,000	51,568
Boston Properties L.P. 6.750%, 12/01/2027	250,000	262,523
Prologis L.P. 3.375%, 12/15/2027	250,000	245,618
4.000%, 09/15/2028	250,000	248,609
2.875%, 11/15/2029	250,000	235,655
1.750%, 07/01/2030	250,000	219,802
4.750%, 06/15/2033	250,000	249,168
5.000%, 03/15/2034	100,000	100,254
5.250%, 05/15/2035	100,000	101,375
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	256,416
VICI Properties L.P. 4.750%, 02/15/2028	250,000	251,371
5.125%, 05/15/2032	250,000	249,080
5.625%, 04/01/2035	100,000	100,919
ERP Operating L.P. 3.500%, 03/01/2028	50,000	49,176
3.000%, 07/01/2029	50,000	47,573
4.950%, 06/15/2032	50,000	50,571
4.650%, 09/15/2034	50,000	48,519
American Tower Corp. 5.500%, 03/15/2028	500,000	513,896
5.250%, 07/15/2028	500,000	512,573
5.650%, 03/15/2033	500,000	521,107
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	252,142
Realty Income Corp. 4.700%, 12/15/2028	250,000	253,530
4.850%, 03/15/2030	250,000	254,468
5.625%, 10/13/2032	250,000	261,581
1.800%, 03/15/2033	100,000	80,679
Ventas Realty L.P. 4.400%, 01/15/2029	100,000	99,664
5.000%, 01/15/2035	100,000	98,289
Alexandria Real Estate Equities Inc. 2.750%, 12/15/2029	50,000	46,171
4.900%, 12/15/2030	50,000	50,357
2.000%, 05/18/2032	50,000	41,512

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
1.875%, 02/01/2033	$ 50,000	$ 39,976
4.750%, 04/15/2035	50,000	47,833
Omega Healthcare Investors Inc. 5.200%, 07/01/2030	50,000	50,281
Simon Property Group L.P. 2.650%, 07/15/2030	50,000	46,124
5.500%, 03/08/2033	250,000	260,948
4.750%, 09/26/2034	100,000	97,359
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	224,448
CubeSmart L.P. 2.000%, 02/15/2031	150,000	129,938
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	227,940
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	230,675
Equinix Inc. 3.900%, 04/15/2032	150,000	142,068
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	236,651
Welltower OP LLC 3.850%, 06/15/2032	250,000	237,027
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	254,414
Weyerhaeuser Co. 3.375%, 03/09/2033	100,000	89,560
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	51,206
Brixmor Operating Partnership L.P. 5.750%, 02/15/2035	100,000	102,752
		10,854,749
Retail - Consumer Staples (0.09%)
Target Corp. 1.950%, 01/15/2027	250,000	242,149
6.350%, 11/01/2032	100,000	110,989
4.400%, 01/15/2033	250,000	245,757
Walmart Inc. 3.950%, 09/09/2027	150,000	150,131
3.900%, 04/15/2028	250,000	250,280
4.000%, 04/15/2030	250,000	250,210
4.150%, 09/09/2032	250,000	246,953
4.100%, 04/15/2033	250,000	244,193
Dollar General Corp. 5.200%, 07/05/2028	250,000	254,935
Kroger Co., The 1.700%, 01/15/2031	250,000	215,823
		2,211,420
Retail - Discretionary (0.09%)
AutoZone Inc. 5.050%, 07/15/2026	150,000	150,947
4.500%, 02/01/2028	150,000	151,151
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Discretionary (Cont.)
6.250%, 11/01/2028	$ 100,000	$ 105,908
Lowe's Cos. Inc. 3.350%, 04/01/2027	150,000	147,766
1.300%, 04/15/2028	150,000	138,777
3.750%, 04/01/2032	150,000	141,469
5.150%, 07/01/2033	250,000	255,120
Home Depot Inc., The 2.875%, 04/15/2027	150,000	147,066
4.900%, 04/15/2029	100,000	102,596
2.950%, 06/15/2029	100,000	95,693
4.750%, 06/25/2029	100,000	102,073
2.700%, 04/15/2030	50,000	46,691
4.500%, 09/15/2032	250,000	251,192
4.950%, 06/25/2034	100,000	101,205
Genuine Parts Co. 6.500%, 11/01/2028	50,000	53,110
AutoNation Inc. 3.850%, 03/01/2032	150,000	138,183
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	148,941
		2,277,888
Semiconductors (0.21%)
Texas Instruments Inc. 1.125%, 09/15/2026	150,000	144,917
2.900%, 11/03/2027	150,000	146,375
4.900%, 03/14/2033	250,000	256,095
5.100%, 05/23/2035	50,000	50,940
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	193,522
3.875%, 04/22/2027	200,000	198,939
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	146,762
3.400%, 05/01/2030	150,000	141,976
2.500%, 05/11/2031	100,000	88,316
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	148,105
5.400%, 05/20/2033	250,000	263,574
5.000%, 05/20/2035	50,000	50,346
Broadcom Inc. 5.050%, 07/12/2027	200,000	202,829
4.150%, 02/15/2028	100,000	99,709
4.000%, 04/15/2029(c)	150,000	147,953
5.050%, 07/12/2029	100,000	102,402
4.350%, 02/15/2030	100,000	99,629
2.450%, 02/15/2031(c)	150,000	134,129
5.150%, 11/15/2031	100,000	102,878
4.550%, 02/15/2032	100,000	99,075
4.150%, 04/15/2032(c)	150,000	144,501
2.600%, 02/15/2033(c)	100,000	85,534
3.419%, 04/15/2033(c)	100,000	90,693
3.469%, 04/15/2034(c)	100,000	89,329
4.800%, 10/15/2034	100,000	98,792

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
Intel Corp. 3.750%, 08/05/2027	$ 150,000	$ 148,030
4.875%, 02/10/2028	100,000	101,263
1.600%, 08/12/2028	250,000	229,714
4.000%, 08/05/2029	150,000	146,869
5.125%, 02/10/2030	150,000	153,380
5.200%, 02/10/2033	250,000	252,113
Micron Technology Inc. 5.375%, 04/15/2028	250,000	257,034
6.750%, 11/01/2029	150,000	162,136
5.875%, 02/09/2033	250,000	260,711
NVIDIA Corp. 1.550%, 06/15/2028	50,000	46,780
2.850%, 04/01/2030	50,000	47,419
2.000%, 06/15/2031	50,000	44,357
Marvell Technology Inc. 5.750%, 02/15/2029	50,000	52,057
5.950%, 09/15/2033	50,000	52,802
		5,281,985
Software (0.15%)
Oracle Corp. 2.650%, 07/15/2026	150,000	147,296
3.250%, 11/15/2027	150,000	146,624
4.500%, 05/06/2028	250,000	251,524
6.150%, 11/09/2029	150,000	160,050
4.650%, 05/06/2030	150,000	151,368
2.875%, 03/25/2031	100,000	91,202
6.250%, 11/09/2032	250,000	270,539
4.900%, 02/06/2033	250,000	250,669
Concentrix Corp. 6.650%, 08/02/2026	150,000	152,707
Microsoft Corp. 2.400%, 08/08/2026	250,000	245,741
3.400%, 09/15/2026	100,000	99,370
3.300%, 02/06/2027	250,000	247,444
VMware LLC 1.400%, 08/15/2026	150,000	145,077
Intuit Inc. 5.250%, 09/15/2026	100,000	101,139
Workday Inc. 3.500%, 04/01/2027	150,000	148,059
3.800%, 04/01/2032	150,000	140,948
Synopsys Inc. 4.550%, 04/01/2027	40,000	40,199
4.650%, 04/01/2028	45,000	45,458
4.850%, 04/01/2030	90,000	91,248
5.000%, 04/01/2032	65,000	65,841
Adobe Inc. 4.850%, 04/04/2027	100,000	101,442
4.950%, 01/17/2030	100,000	103,283
5.300%, 01/17/2035	100,000	104,531
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	100,199
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
4.750%, 02/15/2032	$ 100,000	$ 100,175
4.900%, 10/15/2034	100,000	98,616
		3,600,749
Specialty Finance (0.32%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450%, 10/29/2026	500,000	487,138
6.450%, 04/15/2027	150,000	154,887
3.000%, 10/29/2028	150,000	142,901
3.300%, 01/30/2032	500,000	452,995
Mastercard Inc. 2.950%, 11/21/2026	150,000	147,864
4.875%, 03/09/2028	250,000	255,649
4.850%, 03/09/2033	250,000	254,750
4.875%, 05/09/2034	50,000	50,599
Global Payments Inc. 2.150%, 01/15/2027	150,000	145,095
5.400%, 08/15/2032	150,000	153,111
S&P Global Inc. 2.450%, 03/01/2027	150,000	145,967
4.250%, 05/01/2029	150,000	149,916
2.500%, 12/01/2029	150,000	139,465
1.250%, 08/15/2030	250,000	215,229
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	146,163
American Express Co. 2.550%, 03/04/2027	150,000	146,048
5.389%, 07/28/2027(b)	250,000	252,487
5.850%, 11/05/2027	150,000	155,475
5.282%, 07/27/2029(b)	150,000	154,232
5.085%, 01/30/2031(b)	100,000	102,347
5.016%, 04/25/2031(b)	100,000	102,111
5.043%, 05/01/2034(b)	150,000	151,421
5.284%, 07/26/2035(b)	100,000	101,236
5.442%, 01/30/2036(b)	60,000	61,248
5.667%, 04/25/2036(b)	60,000	62,132
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	99,640
4.400%, 06/01/2032	150,000	148,234
5.150%, 06/01/2034	50,000	50,786
Ally Financial Inc. 4.750%, 06/09/2027	100,000	100,537
6.848%, 01/03/2030(b)	150,000	158,367
Capital One Financial Corp.(Variable, U.S. SOFR + 2.44%) 7.149%, 10/29/2027(b)	150,000	154,985
4.927%, 05/10/2028(b)	150,000	151,098
5.468%, 02/01/2029(b)	150,000	153,597
6.312%, 06/08/2029(b)	100,000	104,970
5.247%, 07/26/2030(b)	150,000	153,341
7.624%, 10/30/2031(b)	100,000	112,985
6.377%, 06/08/2034(b)	150,000	159,691
5.884%, 07/26/2035(b)	100,000	103,100

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
Synchrony Financial 3.950%, 12/01/2027	$ 150,000	$ 147,499
Air Lease Corp. 5.300%, 02/01/2028	250,000	255,486
3.125%, 12/01/2030	200,000	184,817
Fiserv Inc. 5.450%, 03/02/2028	250,000	256,900
5.600%, 03/02/2033	250,000	259,226
Equifax Inc. 5.100%, 06/01/2028	250,000	254,773
Visa Inc. 1.100%, 02/15/2031	250,000	213,258
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	152,752
GATX Corp. 5.450%, 09/15/2033	100,000	102,058
6.900%, 05/01/2034	125,000	138,369
		7,946,935
Steel (0.03%)
Nucor Corp. 4.300%, 05/23/2027	150,000	150,511
3.125%, 04/01/2032	150,000	136,592
ArcelorMittal SA 6.550%, 11/29/2027	150,000	156,358
6.800%, 11/29/2032	150,000	164,875
Steel Dynamics Inc. 3.250%, 01/15/2031	50,000	46,639
5.250%, 05/15/2035	50,000	50,053
		705,028
Technology Hardware (0.20%)
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	145,029
Apple Inc. 2.050%, 09/11/2026	200,000	195,414
1.200%, 02/08/2028	100,000	93,261
4.000%, 05/10/2028	250,000	250,882
4.000%, 05/12/2028	100,000	100,190
1.400%, 08/05/2028	250,000	231,647
3.250%, 08/08/2029	150,000	145,684
4.150%, 05/10/2030	150,000	151,565
1.650%, 02/08/2031	150,000	130,945
4.300%, 05/10/2033	250,000	250,755
Hewlett Packard Enterprise Co. 4.450%, 09/25/2026	100,000	100,157
4.400%, 09/25/2027	100,000	100,087
4.550%, 10/15/2029	100,000	99,500
5.000%, 10/15/2034	100,000	97,002
Dell International LLC/EMC Corp. 4.900%, 10/01/2026	150,000	150,669
5.250%, 02/01/2028	100,000	102,380
5.300%, 10/01/2029	150,000	154,374
6.200%, 07/15/2030	150,000	160,515
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
5.750%, 02/01/2033	$ 250,000	$ 262,432
5.400%, 04/15/2034	50,000	50,921
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	146,211
Cisco Systems Inc. 4.800%, 02/26/2027	100,000	101,213
4.550%, 02/24/2028	100,000	101,322
4.850%, 02/26/2029	100,000	102,477
4.950%, 02/26/2031	100,000	102,866
5.050%, 02/26/2034	100,000	102,355
5.100%, 02/24/2035	100,000	102,360
Jabil Inc. 4.250%, 05/15/2027	150,000	149,588
5.450%, 02/01/2029	250,000	256,355
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	226,795
HP Inc. 2.650%, 06/17/2031	150,000	132,748
4.200%, 04/15/2032	150,000	143,341
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	156,257
5.400%, 04/15/2034	100,000	101,985
		4,899,282
Telecommunications (0.20%)
Verizon Communications Inc. 3.000%, 03/22/2027	200,000	196,002
2.100%, 03/22/2028	100,000	94,749
3.875%, 02/08/2029	500,000	493,756
1.750%, 01/20/2031	100,000	86,168
2.550%, 03/21/2031	150,000	134,533
2.355%, 03/15/2032	150,000	129,300
5.050%, 05/09/2033	250,000	253,502
4.780%, 02/15/2035	165,000	160,743
AT&T Inc. 1.650%, 02/01/2028	200,000	187,625
4.100%, 02/15/2028	100,000	99,583
4.350%, 03/01/2029	500,000	501,049
4.300%, 02/15/2030	135,000	134,561
2.750%, 06/01/2031	150,000	136,006
2.250%, 02/01/2032	100,000	86,065
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	100,000	101,688
4.800%, 07/15/2028	100,000	101,340
2.400%, 03/15/2029	300,000	279,337
3.875%, 04/15/2030	300,000	291,365
2.550%, 02/15/2031	100,000	89,523
3.500%, 04/15/2031	100,000	93,891
2.700%, 03/15/2032	500,000	440,655
5.050%, 07/15/2033	250,000	251,694
British Telecommunications PLC 5.125%, 12/04/2028	200,000	204,417
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	101,417

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
3.800%, 03/15/2032	$ 75,000	$ 69,694
5.300%, 02/15/2034	100,000	100,106
		4,818,769
Tobacco & Cannabis (0.09%)
Philip Morris International Inc. 4.750%, 02/12/2027	100,000	100,891
5.125%, 11/17/2027	150,000	153,001
4.875%, 02/15/2028	150,000	152,526
5.250%, 09/07/2028	100,000	102,855
5.625%, 11/17/2029	150,000	157,505
5.125%, 02/15/2030	150,000	154,324
5.125%, 02/13/2031	100,000	102,995
5.750%, 11/17/2032	150,000	158,580
5.375%, 02/15/2033	150,000	154,907
4.875%, 04/30/2035	100,000	98,657
BAT International Finance PLC 4.448%, 03/16/2028	150,000	150,240
5.931%, 02/02/2029	150,000	157,412
Altria Group Inc. 6.200%, 11/01/2028	100,000	105,558
BAT Capital Corp. 6.343%, 08/02/2030	150,000	161,637
5.834%, 02/20/2031	100,000	105,230
6.421%, 08/02/2033	150,000	162,903
		2,179,221
Transportation & Logistics (0.09%)
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	144,754
2.875%, 11/15/2029	150,000	140,916
2.450%, 12/02/2031	100,000	87,782
Ryder System Inc. 2.850%, 03/01/2027	150,000	146,104
4.300%, 06/15/2027	150,000	150,102
5.250%, 06/01/2028	150,000	153,897
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	39,750	40,560
Union Pacific Corp. 3.700%, 03/01/2029	250,000	245,819
2.800%, 02/14/2032	100,000	90,142
4.500%, 01/20/2033	100,000	99,391
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	140,023
4.875%, 03/03/2033	100,000	101,719
5.250%, 05/14/2035	50,000	50,989
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	154,941
3.000%, 03/15/2032	100,000	90,700
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	65,758	62,977
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	$ 72,871	$ 66,917
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	95,118
CSX Corp. 4.100%, 11/15/2032	100,000	97,005
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	86,594	76,230
		2,236,086
Transportation Equipment (0.02%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	101,156
4.000%, 09/26/2029	100,000	99,467
5.000%, 03/22/2034	50,000	50,830
Cummins Inc. 4.900%, 02/20/2029	100,000	102,252
4.700%, 02/15/2031	100,000	100,909
		454,614
Wholesale - Consumer Staples (0.01%)
Sysco Corp. 5.750%, 01/17/2029	100,000	104,260
5.100%, 09/23/2030	100,000	102,453
5.400%, 03/23/2035	50,000	50,857
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	97,966
		355,536
Total Corporate Bonds (cost $201,302,957)		206,722,360
Foreign Government Bonds (1.39%)
Austria (0.01%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	100,000	101,619
3.625%, 09/09/2027	250,000	249,190
		350,809
Canada (0.16%)
Province of British Columbia Canada 0.900%, 07/20/2026	250,000	241,956
4.800%, 11/15/2028	100,000	102,714
4.900%, 04/24/2029	150,000	155,069
4.200%, 07/06/2033	100,000	98,119
Province of Quebec Canada 2.750%, 04/12/2027	100,000	97,994
3.625%, 04/13/2028	175,000	173,917
4.500%, 04/03/2029	150,000	153,029
1.350%, 05/28/2030	250,000	220,609
4.500%, 09/08/2033	100,000	100,110
4.250%, 09/05/2034	200,000	195,441

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of Ontario Canada 3.100%, 05/19/2027	$ 250,000	$ 246,326
1.050%, 05/21/2027	100,000	94,823
4.200%, 01/18/2029	100,000	100,984
1.125%, 10/07/2030	100,000	86,234
1.600%, 02/25/2031	100,000	87,457
1.800%, 10/14/2031	50,000	43,354
2.125%, 01/21/2032	50,000	43,883
5.050%, 04/24/2034	100,000	103,701
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	98,743
Export Development Canada 3.875%, 02/14/2028	150,000	150,380
4.125%, 02/13/2029	200,000	202,172
Province of Alberta Canada 3.300%, 03/15/2028	250,000	246,200
4.500%, 06/26/2029	100,000	102,063
1.300%, 07/22/2030	250,000	219,105
4.500%, 01/24/2034	100,000	99,663
Canada Government International Bond 3.750%, 04/26/2028	175,000	175,055
4.000%, 03/18/2030	200,000	201,532
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	92,536
4.300%, 07/27/2033	50,000	49,285
		3,982,454
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	243,175
3.240%, 02/06/2028	250,000	243,148
		486,323
Germany (0.19%)
Kreditanstalt fuer Wiederaufbau 4.625%, 08/07/2026	500,000	503,653
1.000%, 10/01/2026	250,000	241,188
4.375%, 03/01/2027	200,000	201,776
3.000%, 05/20/2027	250,000	246,402
3.750%, 02/15/2028	200,000	200,313
2.875%, 04/03/2028	500,000	489,273
3.875%, 06/15/2028	100,000	100,460
4.000%, 03/15/2029	350,000	352,906
1.750%, 09/14/2029	250,000	230,579
4.625%, 03/18/2030	180,000	186,307
3.750%, 07/15/2030	650,000	647,822
0.750%, 09/30/2030	175,000	149,504
4.750%, 10/29/2030	200,000	208,379
4.125%, 07/15/2033	200,000	199,499
4.375%, 02/28/2034	200,000	202,176
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	250,000	250,659
0.875%, 09/03/2030	250,000	215,360
		4,626,256
	Principal amount	Value
Foreign Government Bonds (Cont.)
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	$ 250,000	$ 251,955
4.100%, 04/24/2028	250,000	249,790
4.750%, 02/11/2029	250,000	254,374
4.850%, 01/11/2033	250,000	250,810
		1,006,929
Israel (0.02%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	226,254
5.500%, 03/12/2034	200,000	202,382
5.625%, 02/19/2035	200,000	203,250
		631,886
Italy (0.01%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	250,000	234,415
		234,415
Japan (0.04%)
Japan Bank for International Cooperation 4.625%, 07/22/2027	200,000	202,693
4.625%, 07/19/2028	250,000	255,174
3.250%, 07/20/2028	250,000	245,293
1.875%, 04/15/2031	200,000	177,118
		880,278
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	248,252
5.400%, 02/09/2028	250,000	255,125
4.500%, 04/22/2029	250,000	246,013
2.659%, 05/24/2031	1,000,000	865,000
4.750%, 04/27/2032	200,000	189,982
4.875%, 05/19/2033	200,000	188,640
		1,993,012
Panama (0.02%)
Panama Government International Bond 7.500%, 03/01/2031	200,000	212,808
3.298%, 01/19/2033	250,000	203,584
		416,392
Peru (0.01%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	252,480
		252,480

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	$ 250,000	$ 254,608
3.750%, 01/14/2029	250,000	245,320
5.609%, 04/13/2033	250,000	261,835
		761,763
Poland (0.03%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	263,783
4.875%, 10/04/2033	200,000	198,820
5.375%, 02/12/2035	200,000	203,638
		666,241
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	250,620
5.000%, 01/11/2028	250,000	255,210
5.125%, 01/11/2033	250,000	258,079
		763,909
Supranational (0.68%)
International Bank for Reconstruction & Development 0.875%, 07/15/2026	250,000	242,178
4.000%, 08/27/2026	250,000	250,113
3.125%, 06/15/2027	250,000	246,750
0.750%, 11/24/2027	250,000	232,910
1.375%, 04/20/2028	200,000	187,458
3.500%, 07/12/2028	250,000	248,139
1.125%, 09/13/2028	200,000	184,143
3.875%, 10/16/2029	200,000	200,470
1.750%, 10/23/2029	250,000	229,609
3.875%, 02/14/2030	250,000	250,394
4.125%, 03/20/2030	250,000	253,063
0.875%, 05/14/2030	250,000	217,303
4.000%, 07/25/2030	250,000	251,567
4.000%, 01/10/2031	250,000	250,980
1.250%, 02/10/2031	250,000	216,525
4.500%, 04/10/2031	150,000	154,335
1.625%, 11/03/2031	250,000	216,713
4.625%, 01/15/2032	250,000	258,536
4.750%, 11/14/2033	100,000	103,957
5.750%, 05/02/2034	100,000	100,817
3.875%, 08/28/2034	250,000	242,865
African Development Bank 0.875%, 07/22/2026	250,000	241,991
4.375%, 11/03/2027	250,000	253,329
Council of Europe Development Bank 0.875%, 09/22/2026	250,000	240,931
3.625%, 01/26/2028	250,000	249,070
International Finance Corp. 0.750%, 10/08/2026	250,000	240,329
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
0.750%, 08/27/2030	$ 250,000	$ 213,758
European Investment Bank 0.750%, 10/26/2026	250,000	239,971
1.375%, 03/15/2027	200,000	192,006
4.375%, 03/19/2027	150,000	151,370
0.625%, 10/21/2027	250,000	232,995
3.875%, 03/15/2028	225,000	225,847
3.875%, 06/15/2028	180,000	180,786
4.500%, 10/16/2028	500,000	511,632
4.000%, 02/15/2029	225,000	226,750
1.750%, 03/15/2029	100,000	93,083
4.750%, 06/15/2029	225,000	232,953
1.625%, 10/09/2029	250,000	228,828
3.750%, 11/15/2029	300,000	299,385
4.500%, 03/14/2030	300,000	308,702
3.625%, 07/15/2030	250,000	247,386
1.250%, 02/14/2031	250,000	216,895
4.375%, 10/10/2031	250,000	255,404
4.250%, 08/16/2032	500,000	506,707
3.750%, 02/14/2033	200,000	195,947
4.125%, 02/13/2034	150,000	149,058
4.625%, 02/12/2035	150,000	154,311
Asian Development Bank 4.125%, 01/12/2027	100,000	100,378
1.500%, 01/20/2027	250,000	241,135
3.125%, 08/20/2027	200,000	197,409
1.250%, 06/09/2028	250,000	232,703
4.500%, 08/25/2028	250,000	255,432
3.125%, 09/26/2028	250,000	245,131
4.375%, 03/06/2029	100,000	102,003
1.875%, 03/15/2029	250,000	233,562
1.750%, 09/19/2029	250,000	230,079
1.875%, 01/24/2030	250,000	229,607
4.125%, 05/30/2030	200,000	202,479
3.125%, 04/27/2032	250,000	236,228
4.125%, 01/12/2034	100,000	99,281
Inter-American Development Bank 1.500%, 01/13/2027	250,000	241,201
2.375%, 07/07/2027	250,000	243,251
0.625%, 09/16/2027	250,000	233,511
4.000%, 01/12/2028	250,000	251,453
1.125%, 07/20/2028	250,000	231,090
4.125%, 02/15/2029	150,000	151,644
2.250%, 06/18/2029	250,000	235,721
3.500%, 09/14/2029	250,000	247,000
1.125%, 01/13/2031	500,000	431,037
3.500%, 04/12/2033	100,000	95,714
4.500%, 09/13/2033	100,000	101,965
4.375%, 07/17/2034	150,000	151,276
Nordic Investment Bank 3.375%, 09/08/2027	250,000	247,948
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	151,611

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
4.250%, 03/13/2034	$ 100,000	$ 99,896
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	100,198
		16,648,192
Sweden (0.01%)
Svensk Exportkredit AB 4.875%, 09/14/2026	200,000	202,000
		202,000
Uruguay (0.01%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	199,602
		199,602
Total Foreign Government Bonds (cost $33,395,191)		34,102,941
Agency Securities (d) (0.29%)
Federal Farm Credit Banks Funding Corp.
4.500%, 08/14/2026	850,000	854,683
1.300%, 03/30/2027	300,000	286,933
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	237,943
4.000%, 06/30/2028	1,000,000	1,008,916
4.625%, 11/17/2026	500,000	504,367
4.125%, 01/15/2027	2,125,000	2,135,487
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	286,040
6.250%, 07/15/2032	250,000	283,451
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	284,319
6.625%, 11/15/2030	250,000	282,855
7.250%, 05/15/2030	250,000	287,920
1.875%, 09/24/2026	250,000	243,648
0.750%, 10/08/2027	500,000	467,773
Total Agency Securities (cost $7,042,236)		7,164,335
U.S. Treasury Obligations (18.52%)
U.S. Treasury Bill 4.132%, 11/28/2025(e),(f)	973,000	956,273
U.S. Treasury Notes
0.625%, 07/31/2026	10,000,000	9,647,266
4.375%, 07/31/2026	5,000,000	5,019,922
4.375%, 08/15/2026	2,000,000	2,008,672
3.750%, 08/31/2026	4,000,000	3,990,469
3.500%, 09/30/2026	5,000,000	4,974,219
1.125%, 10/31/2026	5,000,000	4,821,680
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 11/30/2026	$ 5,000,000	$ 5,025,781
1.250%, 11/30/2026	2,500,000	2,410,547
1.625%, 11/30/2026	1,000,000	969,531
4.250%, 12/31/2026	6,000,000	6,034,922
1.250%, 12/31/2026	2,500,000	2,406,543
1.750%, 12/31/2026	1,000,000	969,844
4.000%, 01/15/2027	2,000,000	2,004,766
1.500%, 01/31/2027	2,000,000	1,929,141
4.125%, 01/31/2027	1,000,000	1,004,570
4.125%, 02/15/2027	1,000,000	1,004,805
1.125%, 02/28/2027	10,000,000	9,571,484
4.125%, 02/28/2027	5,000,000	5,025,977
0.625%, 03/31/2027	10,000,000	9,472,656
3.875%, 03/31/2027	7,000,000	7,010,937
4.500%, 04/15/2027	1,000,000	1,012,461
0.500%, 04/30/2027	10,000,000	9,429,297
3.750%, 04/30/2027	5,000,000	4,999,219
2.750%, 04/30/2027	2,000,000	1,964,531
4.500%, 05/15/2027	3,000,000	3,039,492
3.875%, 05/31/2027	5,000,000	5,011,719
2.625%, 05/31/2027	5,000,000	4,896,680
4.625%, 06/15/2027	1,000,000	1,016,562
3.750%, 06/30/2027	5,000,000	5,003,125
0.375%, 09/30/2027	10,000,000	9,285,156
4.125%, 09/30/2027	2,000,000	2,018,203
2.250%, 11/15/2027	2,000,000	1,933,984
0.625%, 11/30/2027	5,000,000	4,647,852
0.625%, 12/31/2027	5,000,000	4,635,547
3.500%, 01/31/2028	5,000,000	4,974,609
0.750%, 01/31/2028	5,000,000	4,638,867
2.750%, 02/15/2028	5,000,000	4,881,055
1.250%, 03/31/2028	5,000,000	4,681,836
3.500%, 04/30/2028	5,000,000	4,972,852
2.875%, 05/15/2028	3,500,000	3,421,934
1.250%, 06/30/2028	5,000,000	4,654,883
2.875%, 08/15/2028	5,000,000	4,876,953
4.375%, 08/31/2028	7,000,000	7,138,086
1.250%, 09/30/2028	3,000,000	2,775,586
4.625%, 09/30/2028	2,000,000	2,055,391
4.875%, 10/31/2028	2,000,000	2,071,875
3.125%, 11/15/2028	5,000,000	4,906,641
4.375%, 11/30/2028	3,000,000	3,062,461
1.375%, 12/31/2028	4,000,000	3,695,312
4.000%, 01/31/2029	4,000,000	4,036,094
2.625%, 02/15/2029	4,000,000	3,852,031
4.250%, 02/28/2029	5,000,000	5,088,086
4.125%, 03/31/2029	3,400,000	3,445,953
2.875%, 04/30/2029	10,000,000	9,694,922
4.625%, 04/30/2029	3,000,000	3,093,750
2.375%, 05/15/2029	5,000,000	4,756,250
2.750%, 05/31/2029	5,000,000	4,821,484
4.500%, 05/31/2029	4,000,000	4,109,062
4.250%, 06/30/2029	2,000,000	2,037,187
2.625%, 07/31/2029	8,000,000	7,662,812
1.625%, 08/15/2029	5,000,000	4,604,297
3.625%, 08/31/2029	5,000,000	4,975,195

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.500%, 09/30/2029	$ 5,000,000	$ 4,949,609
4.125%, 10/31/2029	2,000,000	2,028,594
1.750%, 11/15/2029	6,000,000	5,525,156
4.125%, 11/30/2029	5,000,000	5,073,437
4.375%, 12/31/2029	7,000,000	7,173,633
3.875%, 12/31/2029	2,000,000	2,008,516
4.250%, 01/31/2030	3,850,000	3,925,947
1.500%, 02/15/2030	15,000,000	13,573,828
4.000%, 02/28/2030	4,000,000	4,038,906
4.000%, 03/31/2030	5,500,000	5,551,133
3.875%, 04/30/2030	4,500,000	4,517,578
4.000%, 05/31/2030	3,750,000	3,786,328
3.875%, 06/30/2030	4,500,000	4,517,227
4.875%, 10/31/2030	3,000,000	3,149,180
0.875%, 11/15/2030	20,000,000	17,155,469
4.000%, 01/31/2031	2,000,000	2,014,141
4.250%, 02/28/2031	2,000,000	2,038,594
4.625%, 04/30/2031	1,000,000	1,038,281
1.625%, 05/15/2031	12,000,000	10,583,437
1.250%, 08/15/2031	8,000,000	6,843,750
1.375%, 11/15/2031	7,000,000	5,989,102
1.875%, 02/15/2032	11,500,000	10,102,031
4.000%, 04/30/2032	750,000	750,937
4.125%, 05/31/2032	750,000	756,328
2.750%, 08/15/2032	2,000,000	1,845,000
4.125%, 11/15/2032	4,000,000	4,027,656
3.500%, 02/15/2033	2,000,000	1,927,969
3.375%, 05/15/2033	2,000,000	1,906,484
3.875%, 08/15/2033	7,000,000	6,893,359
4.500%, 11/15/2033	5,000,000	5,135,937
4.000%, 02/15/2034	5,000,000	4,947,852
4.375%, 05/15/2034	5,500,000	5,585,723
3.875%, 08/15/2034	6,500,000	6,346,387
4.250%, 11/15/2034	7,500,000	7,524,609
4.625%, 02/15/2035	7,750,000	7,995,820
4.250%, 05/15/2035	4,250,000	4,256,641
Total U.S. Treasury Obligations (cost $448,000,095)		455,623,876
Long-term Municipal Bonds (0.05%)
California (0.04%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	271,693
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	245,172
State of California Taxable, General Obligation Bonds 4.875%, 09/01/2030	500,000	517,181
		1,034,046
	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	$ 250,000	$ 247,330
		247,330
Total Long-term Municipal Bonds (cost $1,242,841)		1,281,376

	Shares	Value
Short-term Investments (1.32%)
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(g)	32,378,918	32,378,918
Total Short-term Investments (cost $32,378,918)		32,378,918
TOTAL INVESTMENTS (99.82%) (cost $1,141,947,046)		2,455,983,329
OTHER ASSETS, NET OF LIABILITIES (0.18%)		4,424,029
NET ASSETS (100.00%)		$2,460,407,358

(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security, when applicable.
(c)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2025, the value of these securities amounted to $1,318,949 or
0.05% of net assets.

(d)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of June 30, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
At June 30, 2025, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	61	9/19/2025	USD	19,073,938	$266,379

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (98.91%)
U.S. Treasury Notes
4.375%, 07/31/2026	$2,650,000	$ 2,660,559
0.625%, 07/31/2026	500,000	482,363
1.875%, 07/31/2026	288,000	281,610
4.375%, 08/15/2026	1,000,000	1,004,336
1.500%, 08/15/2026	500,000	486,582
0.750%, 08/31/2026	2,862,000	2,758,364
1.375%, 08/31/2026	1,150,000	1,116,488
3.750%, 08/31/2026	1,000,000	997,617
4.625%, 09/15/2026	2,300,000	2,318,508
3.500%, 09/30/2026	3,000,000	2,984,531
0.875%, 09/30/2026	2,500,000	2,408,203
1.625%, 09/30/2026	1,314,000	1,277,762
4.625%, 10/15/2026	2,000,000	2,017,812
4.125%, 10/31/2026	4,150,000	4,161,510
1.125%, 10/31/2026	3,357,000	3,237,276
1.625%, 10/31/2026	1,275,000	1,237,896
4.625%, 11/15/2026	3,500,000	3,533,906
2.000%, 11/15/2026	400,000	390,016
1.250%, 11/30/2026	3,585,000	3,456,724
4.250%, 11/30/2026	2,400,000	2,412,375
4.375%, 12/15/2026	750,000	755,596
4.250%, 12/31/2026	3,000,000	3,017,461
1.250%, 12/31/2026	2,330,000	2,242,898
4.000%, 01/15/2027	2,000,000	2,004,766
1.500%, 01/31/2027	3,696,000	3,565,052
4.125%, 01/31/2027	2,000,000	2,009,141
4.125%, 02/15/2027	2,000,000	2,009,609
2.250%, 02/15/2027	1,600,000	1,561,000
4.125%, 02/28/2027	4,050,000	4,071,041
1.875%, 02/28/2027	2,722,000	2,638,320
4.250%, 03/15/2027	2,500,000	2,518,945
3.875%, 03/31/2027	4,700,000	4,707,344
2.500%, 03/31/2027	3,011,000	2,946,663
4.500%, 04/15/2027	2,600,000	2,632,398
3.750%, 04/30/2027	3,850,000	3,849,398
2.750%, 04/30/2027	1,951,000	1,916,400
0.500%, 04/30/2027	1,000,000	942,930
2.375%, 05/15/2027	2,000,000	1,950,547
4.500%, 05/15/2027	1,250,000	1,266,455
2.625%, 05/31/2027	2,892,000	2,832,240
3.875%, 05/31/2027	2,350,000	2,355,508
4.625%, 06/15/2027	750,000	762,422
3.750%, 06/30/2027	2,500,000	2,501,562
3.250%, 06/30/2027	1,675,000	1,660,017
4.375%, 07/15/2027	2,400,000	2,429,906
2.750%, 07/31/2027	3,500,000	3,431,777
3.750%, 08/15/2027	3,000,000	3,001,406
3.125%, 08/31/2027	3,400,000	3,358,164
3.375%, 09/15/2027	3,000,000	2,979,258
4.125%, 09/30/2027	3,312,000	3,342,144
3.875%, 10/15/2027	4,000,000	4,013,906
4.125%, 10/31/2027	3,000,000	3,027,422
4.125%, 11/15/2027	1,000,000	1,009,258
3.875%, 11/30/2027	3,500,000	3,513,399
4.000%, 12/15/2027	2,800,000	2,819,906
3.875%, 12/31/2027	4,150,000	4,167,508
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 01/15/2028	$2,500,000	$ 2,532,324
3.500%, 01/31/2028	4,400,000	4,377,656
4.250%, 02/15/2028	3,400,000	3,445,953
2.750%, 02/15/2028	400,000	390,484
4.000%, 02/29/2028	3,400,000	3,425,766
3.875%, 03/15/2028	4,500,000	4,521,621
3.625%, 03/31/2028	3,750,000	3,743,555
3.750%, 04/15/2028	2,950,000	2,953,687
3.500%, 04/30/2028	3,400,000	3,381,539
2.875%, 05/15/2028	4,000,000	3,910,781
3.750%, 05/15/2028	1,750,000	1,752,598
3.625%, 05/31/2028	2,900,000	2,893,883
3.875%, 06/15/2028	2,000,000	2,010,625
4.000%, 06/30/2028	3,250,000	3,277,930
4.125%, 07/31/2028	3,550,000	3,592,850
2.875%, 08/15/2028	3,125,000	3,048,096
4.375%, 08/31/2028	2,500,000	2,549,316
4.625%, 09/30/2028	4,250,000	4,367,705
4.875%, 10/31/2028	4,000,000	4,143,750
1.375%, 10/31/2028	3,250,000	3,013,486
3.125%, 11/15/2028	600,000	588,797
4.375%, 11/30/2028	4,000,000	4,083,281
1.500%, 11/30/2028	2,750,000	2,555,889
3.750%, 12/31/2028	3,000,000	3,002,695
1.375%, 12/31/2028	600,000	554,297
4.000%, 01/31/2029	3,500,000	3,531,582
1.750%, 01/31/2029	2,000,000	1,868,438
2.625%, 02/15/2029	500,000	481,504
4.250%, 02/28/2029	4,500,000	4,579,277
4.125%, 03/31/2029	2,500,000	2,533,789
2.375%, 03/31/2029	2,000,000	1,905,625
4.625%, 04/30/2029	3,000,000	3,093,750
2.875%, 04/30/2029	1,000,000	969,492
4.500%, 05/31/2029	6,000,000	6,163,594
4.250%, 06/30/2029	3,800,000	3,870,656
3.250%, 06/30/2029	1,000,000	981,719
4.000%, 07/31/2029	3,500,000	3,532,676
2.625%, 07/31/2029	1,000,000	957,852
3.625%, 08/31/2029	4,900,000	4,875,691
3.500%, 09/30/2029	4,825,000	4,776,373
4.125%, 10/31/2029	4,500,000	4,564,336
4.000%, 10/31/2029	250,000	252,383
4.125%, 11/30/2029	4,750,000	4,819,766
4.375%, 12/31/2029	4,000,000	4,099,219
4.250%, 01/31/2030	3,750,000	3,823,975
4.000%, 02/28/2030	6,225,000	6,285,548
4.000%, 03/31/2030	4,775,000	4,819,393
3.875%, 04/30/2030	4,650,000	4,668,164
4.000%, 05/31/2030	6,125,000	6,184,336
3.875%, 06/30/2030	4,000,000	4,015,312
Total U.S. Treasury Obligations (cost $293,466,912)		294,809,219

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.42%)
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(a)	1,248,189	$ 1,248,189
Total Short-term Investments (cost $1,248,189)		1,248,189
TOTAL INVESTMENTS (99.33%) (cost $294,715,101)		296,057,408
OTHER ASSETS, NET OF LIABILITIES (0.67%)		2,006,279
NET ASSETS (100.00%)		$298,063,687

(a)	Rate shown is the 7-day yield as of June 30, 2025.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.47%)
Alabama (2.42%)
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	$ 220,000	$ 220,057
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,200
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	965,299
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,287
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	990,880
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,051,613
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,143,394
Black Belt Energy Gas District Revenue Bonds, Series D(c)	5.000%	11/01/2034	1,740,000	1,840,934
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	216,046
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	310,569
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,064,178
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,053,296
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,049,362
				12,216,115
Alaska (1.75%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,098,279
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,053,144
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,396,325
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,094,960
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,445,594
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,129,371
Alaska State Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,599,884
				8,817,557
Arizona (0.78%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,001,756
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,839
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,610
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	992,546
				3,950,751
Arkansas (0.88%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,001,214
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,428,433
				4,429,647
California (4.69%)
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,000,491
Southern California Public Power Authority Revenue Refunding Bonds, Series A	5.000%	07/01/2028	755,000	794,608
Santee School District, General Obligation Refunding Bonds(d)	3.500%	08/01/2028	1,565,000	1,565,527
Santee School District, General Obligation Refunding Bonds(d)	3.500%	08/01/2029	1,725,000	1,725,581
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds, Series 2009C(e)	5.000%	11/01/2029	2,500,000	2,716,843
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	544,960
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	402,184
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	743,814
Los Angeles Unified School District, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	2,000,000	2,272,577
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	501,048
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(d)	5.000%	08/01/2034	200,000	200,327
Peralta Community College District, General Obligation Refunding Bonds	5.000%	08/01/2034	1,250,000	1,438,127

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	$ 1,340,000	$ 1,380,063
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,064,088
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	280,879
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	930,976
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(d)	5.000%	08/01/2035	355,000	355,581
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	540,553
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	907,877
Kentfield School District, General Obligation Bonds, Election of 2014, Series B(d)	5.000%	08/01/2036	400,000	400,654
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	663,758
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	3,000,000	3,278,013
				23,708,529
Colorado (3.45%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,976,225
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	470,917
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,517,661
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,043,301
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	965,352
Regional Transportation District, Refunding Certificate of Participation	5.000%	06/01/2036	1,075,000	1,191,308
Colorado Bridge & Tunnel Enterprise Revenue Refunding Bonds, Series B	5.000%	12/01/2036	855,000	956,765
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	3,895,000	4,310,974
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	692,169
Adams & Arapahoe Counties Joint School District No.28J Aurora, General Obligation Bonds	5.500%	12/01/2040	1,300,000	1,475,706
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	829,235
				17,429,613
Connecticut (0.94%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(f)	2.000%	07/01/2026	3,500,000	3,445,970
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,298,225
				4,744,195
Florida (3.79%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,107,782
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	496,491
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	4,862,767
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	516,174
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	781,084
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	565,198
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	779,092
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	906,649
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	554,982
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	1,987,555
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,082,880
Florida State Atlantic University Finance Corporation Capital Improvement Revenue Bonds	5.000%	07/01/2040	500,000	523,724
Saint Johns County School Board, Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,481,898
South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	2,500,000	2,511,658
				19,157,934
Georgia (1.93%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	891,493
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(g)	5.000%	12/01/2031	5,000,000	5,252,721
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	230,032

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Georgia (Cont.)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2036	$ 900,000	$ 1,025,722
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,419,907
Liberty County Public Facilities Authority Revenue Bonds	5.000%	09/01/2041	875,000	935,856
				9,755,731
Hawaii (0.50%)
City & County of Honolulu, Hawaii, General Obligation Bonds, Series B	5.000%	07/01/2030	890,000	982,706
State of Hawaii Department of Budget & Finance Special Purpose Revenue Refunding Bonds	5.000%	07/01/2036	1,405,000	1,556,573
				2,539,279
Idaho (1.22%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,917,813
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	453,689
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	517,210
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	181,826
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	410,236
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	250,333
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	256,167
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	260,047
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	275,545
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	175,046
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	197,913
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	272,940
				6,168,765
Illinois (5.69%)
Illinois State Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,300,490
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,433,977
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	752,836
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,568,028
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	921,970
Illinois General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,003,002
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,053,537
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	925,550
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,644,905
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,041,988
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,262,852
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	2,985,159
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A	5.000%	01/01/2041	1,590,000	1,630,944
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,237,373
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series D	5.250%	01/01/2042	1,000,000	1,007,079
				28,769,690
Indiana (3.41%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,177,093
City of Lebanon, Indiana, Sewage Works Revenue Bonds (Prerefunded to 07-01-2027 @ 100)(d)	4.000%	07/01/2027	1,760,000	1,805,328
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G(d)	4.500%	07/15/2028	500,000	500,259
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	220,828
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,038,533
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	752,899

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	$ 1,095,000	$ 1,102,595
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,760,349
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	606,806
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,376,224
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	349,061
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	622,721
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	978,629
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	636,067
Sunman-Dearborn High School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,220,000	1,288,445
				17,215,837
Iowa (1.67%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,610,078
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,032,421
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	936,051
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,046,205
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,732,592
Cedar Rapids, General Obligation Bonds, Series A	5.000%	06/01/2040	1,055,000	1,102,782
				8,460,129
Kansas (1.52%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	999,644
Wyandotte County/Kansas City Unified Government, General Obligation Bonds, Series A	5.000%	08/01/2028	1,410,000	1,501,907
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,178,581
				7,680,132
Kentucky (4.42%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,619
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,731,181
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,036,930
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,800,037
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,080,434
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,563,913
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,360,136
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,533,990
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B(h)	5.000%	08/01/2032	3,330,000	3,518,297
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B	5.000%	04/01/2033	730,000	819,609
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,900,535
Kentucky State Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	836,314
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,043,259
				22,335,254
Louisiana (1.23%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,244,076
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,581,324
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,015,056
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	857,328
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured)	5.000%	08/01/2041	485,000	507,980
				6,205,764

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Maryland (0.78%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	$ 1,150,000	$ 1,104,632
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,098,479
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,750,306
				3,953,417
Massachusetts (2.55%)
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series A-1(i)	5.000%	05/13/2032	4,260,000	4,727,084
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,416,562
Massachusetts State Development Finance Agency Variable Revenue Bonds(j)	5.000%	11/01/2035	2,000,000	2,266,248
Massachusetts State, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,892,553
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,012,517
Commonwealth of Massachusetts, General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,591,436
				12,906,400
Michigan (3.15%)
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	500,592
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,329
Utica Community Schools, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,222,273
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	608,281
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	682,049
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,772,139
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,007,621
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,716,107
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	870,727
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,426,779
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,076,936
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,446,343
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,276,638
				15,906,814
Minnesota (3.66%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,246,284
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,502,109
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	542,930
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,302,229
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,106,067
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	954,206
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,831,666
				18,485,491
Mississippi (0.59%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,001,102
Missouri (2.51%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,002,603
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,503,626
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,080,627
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,313,969
Cape Girardeau County School District No. R-2, General Obligation Refunding Bonds	4.000%	03/01/2036	645,000	657,111
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	912,515
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,259,553

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Missouri (Cont.)
Willard No. R-2, General Obligation Bonds	5.000%	03/01/2039	$ 860,000	$ 911,749
Troy Reorganized School District No. 3 Lincoln County, General Obligation Bonds	5.000%	03/01/2040	1,000,000	1,042,440
				12,684,193
Montana (2.80%)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	974,084
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,014,983
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,034,585
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	519,191
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	754,071
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,023,283
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	912,239
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	852,687
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	760,975
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	1,993,403
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,329,915
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	588,565
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	407,061
				14,165,042
Nebraska (0.93%)
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	180,648
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(d)	5.000%	12/15/2025	510,000	514,950
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	152,558
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	253,672
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	329,224
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,033,230
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	496,532
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	938,436
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	793,258
				4,692,508
Nevada (1.00%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,067,556
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	1,966,124
				5,033,680
New Jersey (1.93%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,334,628
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	3,000,000	3,164,855
New Jersey State Educational Facilities Authority Variable Revenue Bonds, Series A(k)	5.000%	07/01/2031	2,000,000	2,198,416
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	27,416
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	1,000,000	1,002,791
				9,728,106
New Mexico (2.92%)
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,234,400
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,161
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,524
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,509,383
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,494
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	900,337
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,453

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New Mexico (Cont.)
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	$ 3,075,000	$ 3,095,036
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,011,229
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,878,703
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,699,867
				14,730,587
New York (2.34%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(l)	1.100%	05/01/2027	970,000	924,955
New York State Dormitory Authority Revenue Bonds(m)	5.000%	10/01/2028	965,000	1,035,109
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,263,224
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	851,714
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,005,876
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	2,725,000	3,098,032
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,648,837
				11,827,747
North Carolina (0.76%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,600
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,103
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	265,405
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,066,776
County of Pender, North Carolina, Limited Obligation Revenue Bonds, Series A	5.000%	04/01/2041	575,000	613,427
				3,857,311
North Dakota (1.28%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	844,980
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	834,970
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,004,867
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,033,662
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,291,333
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,451,514
				6,461,326
Ohio (3.17%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	189,849
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,264
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,154
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	352,264
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	222,928
Northeast Ohio Regional Sewer District Revenue Refunding Bonds	5.000%	11/15/2032	1,140,000	1,293,700
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	315,058
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,758,626
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	376,882
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	373,786
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,077
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	509,424
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	401,435
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,107,179
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,002,253
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	507,252
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	877,285
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,870,191

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	$ 475,000	$ 479,314
Ohio State Water Development Authority Water Pollution Control Sustainable Revenue Bonds, Series D	5.000%	12/01/2038	3,295,000	3,618,362
				16,031,283
Oklahoma (2.10%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	2,999,916
Oklahoma County Independent School District No. 52 Midwest City, General Obligation Bonds(m)	4.000%	07/01/2028	1,000,000	1,022,322
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,552,808
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B	5.000%	07/01/2032	1,150,000	1,292,752
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,674,388
Oklahoma State Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,054,648
				10,596,834
Oregon (0.72%)
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,649,868
State of Oregon Housing & Community Services Department Mortgage Revenue Bonds	4.750%	07/01/2040	1,000,000	1,000,049
				3,649,917
Pennsylvania (2.07%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	308,076
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,383,345
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,281,358
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	379,660
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,000,308
Philadelphia Redevelopment Authority Sustainable Revenue Bonds, Series B	5.000%	09/01/2041	1,345,000	1,393,976
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,720,833
				10,467,556
Rhode Island (1.23%)
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,185,139
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	660,500
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	1,735,000	1,799,415
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,586,493
				6,231,547
South Carolina (0.28%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	379,997
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,164
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,081
				1,435,242
Tennessee (0.89%)
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	841,974
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,074,117
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	915,137
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,667,727
				4,498,955
Texas (7.79%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(n)	5.000%	05/15/2026	1,000,000	1,012,042

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(d)	4.000%	02/15/2027	$ 235,000	$ 239,610
Clifton Higher Education Finance Corp. Revenue Refunding Bonds	5.000%	08/15/2028	1,600,000	1,697,855
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	589,928
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	985,252
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,005,112
Arlington Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	920,000	1,037,236
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	777,927
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	765,000	768,910
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	208,569
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	3,405,000	3,855,503
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	283,816
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	202,069
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,108,557
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,656,614
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,802,741
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,093,687
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,103,875
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	969,926
Leander Independent School District, General Obligation Refunding Bonds, Series A	5.000%	08/15/2036	1,000,000	1,118,788
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,030,700
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	990,452
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,064,233
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,080,623
North Texas Tollway Authority First Tier Revenue Refunding Bonds, Series A	4.125%	01/01/2039	1,375,000	1,368,222
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,037,770
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,049,365
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,084,985
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,126,684
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,726,782
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,868,189
Austin Community College District, General Obligation Bonds	4.000%	08/01/2040	1,050,000	983,273
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,409,961
				39,339,256
Utah (0.90%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,520,513
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	822,582
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,194,151
				4,537,246
Vermont (0.36%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	185,762
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	200,650
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	267,996
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	430,896
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	277,051
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	454,782
				1,817,137
Virginia (0.55%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,365
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,596,249
				2,801,614

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (5.06%)
Clark County School District No. 98 Hockinson, General Obligation Bonds(d)	4.000%	12/01/2027	$ 1,090,000	$ 1,090,768
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,054,542
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	350,269
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,873
Energy Northwest Revenue Refunding Bonds(d)	5.000%	07/01/2030	5,000,000	5,000,000
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,101,786
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,055,083
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,849,138
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	849,566
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,033,469
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,067,474
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	642,777
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	503,289
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	976,689
				25,575,723
West Virginia (0.08%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	252,137
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	123,874
				376,011
Wisconsin (5.78%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,580,880
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	799,086
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	985,055
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	827,111
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	304,433
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,103,702
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	1,999,526
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,485,016
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,221,882
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	682,933
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,398,715
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,285,547
New Richmond School District, General Obligation Bonds	4.000%	04/01/2035	4,170,000	4,236,085
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,377,312
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,007,040
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	981,871
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	938,455
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,033,029
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	2,977,851
				29,225,529
Total Long-term Municipal Bond (cost $509,999,111)				497,602,496

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.95%)
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(o)	4,799,653	$ 4,799,653
Total Short-term Investments (cost $4,799,653)		4,799,653
TOTAL INVESTMENTS (99.42%) (cost $514,798,764)		502,402,149
OTHER ASSETS, NET OF LIABILITIES (0.58%)		2,934,539
NET ASSETS (100.00%)		$505,336,688

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2034.
(d)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(e)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(h)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(i)	Rate shown is fixed until mandatory tender date of May 13, 2032
(j)	Rate shown is fixed until mandatory tender date of November 1, 2035.
(k)	Rate shown is fixed until mandatory tender date of July 1, 2031.
(l)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(m)	Security purchased on a “when-issued” basis.
(n)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(o)	Rate shown is the 7-day yield as of June 30, 2025.